T. ROWE PRICE Multi-Strategy Total Return Fund
January 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 365,000 405
Total Albania (Cost
$387
)
405
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  310,000 270
Republic of Angola, 8.75%, 4/14/32 (USD)  350,000 302
Total Angola (Cost
$563
)
572
ARGENTINA 0.1%
Common Stocks 0.0%
Globant (USD) (2) 113 27
MercadoLibre (USD) (2) 57 97
Tenaris, ADR (USD)  421 13
137
Government Bonds 0.1%
Argentine Republic, STEP, 3.625%, 7/9/35 (USD)  550,000 185
185
Total Argentina (Cost
$265
)
322
AUSTRALIA 0.3%
Common Stocks 0.0%
BHP Group  1,165 35
Goodman Group  519 8
Rio Tinto  173 15
Scentre Group  3,380 7
Vast Solar, Warrants, 6/29/28 (USD) (2) 25,200 2
67
Corporate Bonds 0.2%
Mineral Resources, 9.25%, 10/1/28 (USD) (1) 375,000 395
395
Government Bonds 0.1%
Commonwealth of Australia, Series 169, 4.75%, 6/21/54  525,000 367
367
Total Australia (Cost
$749
)
829

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
AUSTRIA 0.3%
Common Stocks 0.0%
BAWAG Group  172 9
OMV  423 19
28
Corporate Bonds 0.2%
Benteler International, 9.375%, 5/15/28 (1) 285,000 329
Benteler International, 10.50%, 5/15/28 (USD) (1) 255,000 273
602
Government Bonds 0.1%
Republic of Austria, 0.85%, 6/30/2120 (1) 430,000 211
211
Total Austria (Cost
$757
)
841
AZERBAIJAN 0.1%
Corporate Bonds 0.1%
Southern Gas Corridor CJSC, 6.875%, 3/24/26 (USD)  260,000 264
Total Azerbaijan (Cost
$265
)
264
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 310,000 280
Total Bahamas (Cost
$249
)
280
BRAZIL 1.3%
Common Stocks 0.2%
NU Holdings, Class A (USD) (2) 2,412 21
Petroleo Brasileiro, ADR (USD)  13,988 239
XP, Class A (USD)  8,674 213
473
Corporate Bonds 0.6%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 610,000 642
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 206
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 200,000 141
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 480,000 415
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 267

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
MercadoLibre, 3.125%, 1/14/31 (USD)  200,000 168
1,839
Government Bonds 0.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  3,849,000 770
Republic of Brazil, 4.25%, 1/7/25 (USD)  330,000 326
Republic of Brazil, 6.125%, 3/15/34 (USD)  230,000 228
Republic of Brazil, 7.125%, 5/13/54 (USD)  200,000 200
1,524
Total Brazil (Cost
$3,929
)
3,836
CANADA 1.5%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 305,000 210
210
Bank Loans 0.2% (3)
GFL Environmental, FRN, 1M TSFR + 2.50%, 7.816%, 5/31/27
(USD)  598,500 598
598
Common Stocks 0.5%
Agnico Eagle Mines (USD)  260 13
Alamos Gold, Class A (USD)  900 11
Cameco (USD)  609 29
Canadian Apartment Properties REIT (4) 134 5
Canadian Natural Resources  749 48
Canadian Pacific Kansas City (USD)  9,695 780
Constellation Software  10 28
Constellation Software, Warrants, 3/31/40 (2)(5) 12 —
Descartes Systems Group (USD) (2) 104 9
Enbridge (USD)  1,358 48
First Quantum Minerals  373 3
Franco-Nevada  102 11
Ivanhoe Mines, Class A (2)(4) 1,215 13
Magna International (USD) (4) 92 5
MDA (2) 3,680 31
Nutrien (USD)  295 15
Osisko Gold Royalties  927 14
Shopify, Class A (USD) (2) 5,023 402
Suncor Energy  1,189 39
Teck Resources, Class B (USD)  354 14
West Fraser Timber  220 17
1,535

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.7%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (1) 1,216,000 1,213
GFL Environmental, 4.25%, 6/1/25 (USD) (1) 21,000 20
Rogers Communications, 2.95%, 3/15/25 (USD)  53,000 52
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (4)(6) 200,000 211
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  570,000 570
2,066
Total Canada (Cost
$4,140
)
4,409
CHILE 0.6%
Corporate Bonds 0.5%
AES Andes, VR, 7.125%, 3/26/79 (USD) (6) 310,000 298
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 214
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  290,000 272
Chile Electricity, 6.01%, 1/20/33 (USD) (1) 200,000 205
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 182
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 289
1,460
Government Bonds 0.1%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 420,000,000 474
474
Total Chile (Cost
$2,021
)
1,934
CHINA 0.6%
Common Stocks 0.1%
58.com (USD) (2)(5) 22,100 —
Alibaba Group Holding (HKD)  2,900 26
BeiGene, ADR (USD) (2) 77 11
Beijing Capital International Airport, Class H (HKD) (2) 34,000 10
BOE Varitronix (HKD)  16,000 10
H World Group, ADR (USD)  459 15
Kanzhun, ADR (USD)  1,000 14
Legend Biotech, ADR (USD) (2) 232 13
PDD Holdings, ADR (USD) (2) 360 46
Silergy (TWD)  3,000 37
Tencent Holdings (HKD)  5,509 191
Zai Lab, ADR (USD) (2)(4) 177 4
377
Common Stocks - China A Shares 0.0%
Estun Automation, A Shares (CNH)  5,100 9

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Fuyao Glass Industry Group, A Shares (CNH)  4,300 23
Kweichow Moutai, A Shares (CNH)  100 22
NARI Technology, A Shares (CNH)  9,513 28
Shenzhen Inovance Technology, A Shares (CNH)  1,700 13
95
Convertible Bonds 0.2%
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  300,000 268
ZTO Express Cayman, 1.50%, 9/1/27 (USD) (4) 150,000 136
404
Corporate Bonds 0.3%
AAC Technologies Holdings, 2.625%, 6/2/26 (USD)  270,000 246
Country Garden Holdings, 3.125%, 10/22/25 (USD) (2)(7) 300,000 24
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (2)(7) 1,515,000 47
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 81
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (2)(7) 200,000 10
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(7) 200,000 7
West China Cement, 4.95%, 7/8/26 (USD)  230,000 172
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 289
876
Total China (Cost
$2,567
)
1,752
COLOMBIA 0.9%
Corporate Bonds 0.4%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 315,000 276
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 293
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 284
Geopark, 5.50%, 1/17/27 (USD)  300,000 268
1,121
Government Bonds 0.5%
Republic of Colombia, 8.75%, 11/14/53 (USD)  210,000 229
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 581
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 356
Republic of Colombia, Series B, 13.25%, 2/9/33  1,417,400,000 443
1,609
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $11 (USD) (2)(8) † 15
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $38 (USD) (2)(8) † 49
64
Total Colombia (Cost
$2,412
)
2,794

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
CYPRUS 0.0%
Government Bonds 0.0%
Republic of Cyprus, 2.75%, 5/3/49 (4) 140,000 124
Total Cyprus (Cost
$111
)
124
CZECH REPUBLIC 0.2%
Government Bonds 0.2%
Czech Republic, Series 125, 1.50%, 4/24/40  17,200,000 531
Total Czech Republic (Cost
$512
)
531
DENMARK 0.3%
Common Stocks 0.3%
Ascendis Pharma, ADR (USD) (2) 50 7
Novo Nordisk, ADR (USD)  4,468 513
Novo Nordisk, Class B  4,281 489
Total Denmark (Cost
$905
)
1,009
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 312
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 232
Total Dominican Republic (Cost
$542
)
544
FRANCE 0.4%
Common Stocks 0.2%
Air Liquide  149 28
Airbus  687 109
AXA  656 22
Eurofins Scientific  271 16
Gecina  59 7
Hermes International  23 49
L'Oreal  61 29
LVMH Moet Hennessy Louis Vuitton  98 82
Pernod Ricard  131 21
Remy Cointreau  71 7
Safran  195 36
Schneider Electric  107 21
SPIE  808 27

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
TotalEnergies  1,082 70
524
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (2)
(5)(8) 8 3
3
Corporate Bonds 0.2%
Altice France Holding, 4.00%, 2/15/28  100,000 46
Altice France Holding, 10.50%, 5/15/27 (USD) (1) 545,000 311
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 122
Societe Generale, VR, 7.132%, 1/19/55 (USD) (1)(6) 200,000 200
679
Total France (Cost
$1,197
)
1,206
GERMANY 0.9%
Common Stocks 0.3%
BASF  127 6
Daimler Truck Holding  897 32
Immatics (USD) (2) 18 —
Infineon Technologies  4,681 171
KION Group  564 26
LEG Immobilien (2) 98 8
MorphoSys (2) 13 —
SAP  2,734 474
Siemens  588 105
Zalando (2) 238 5
827
Corporate Bonds 0.4%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 129
Deutsche Bank, 2.625%, 12/16/24 (GBP)  100,000 123
Kreditanstalt fuer Wiederaufbau, 1.125%, 7/4/25 (GBP)  63,000 76
Kreditanstalt fuer Wiederaufbau, 1.375%, 12/9/24 (GBP)  315,000 387
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25 (USD)  306,000 296
Mercedes-Benz International Finance, 1.625%, 11/11/24 (GBP)  100,000 123
ZF North America Capital, 4.75%, 4/29/25 (USD) (1) 150,000 148
1,282
Preferred Stocks 0.2%
Sartorius (4) 2,020 737
737
Total Germany (Cost
$2,622
)
2,846

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  655,000 631
Total Ghana (Cost
$620
)
631
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 290
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 287
Total Guatemala (Cost
$601
)
577
HONG KONG 0.3%
Common Stocks 0.2%
AIA Group  26,600 209
Samsonite International (2) 2,700 7
Techtronic Industries  44,500 473
Techtronic Industries, ADR (USD)  574 31
720
Corporate Bonds 0.1%
CAS Capital No. 1, VR, 4.00% (USD) (6)(9) 250,000 216
216
Total Hong Kong (Cost
$930
)
936
HUNGARY 0.5%
Common Stocks 0.0%
OTP Bank  148 7
7
Government Bonds 0.5%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  100,000 114
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD) (1) 200,000 202
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 236
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  240,330,000 624
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  30,270,000 64
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 284
1,524
Total Hungary (Cost
$1,356
)
1,531

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
INDIA 1.3%
Common Stocks 0.3%
Container Corp. of India  1,609 17
HDFC Bank  26,445 465
ICICI Bank  37,890 468
Larsen & Toubro  642 27
977
Corporate Bonds 0.6%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  275,125 233
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  262,875 214
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  300,000 282
GMR Hyderabad International Airport, 4.25%, 10/27/27 (USD)  220,000 204
HDFC Bank, VR, 3.70% (USD) (6)(9) 310,000 284
JSW Infrastructure, 4.95%, 1/21/29 (USD) (4) 250,000 235
Shriram Finance, 6.625%, 4/22/27 (USD) (1) 220,000 222
1,674
Government Bonds 0.4%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  300,000 248
Republic of India, 6.45%, 10/7/29  22,000,000 258
Republic of India, 7.26%, 8/22/32  65,600,000 794
1,300
Total India (Cost
$3,942
)
3,951
INDONESIA 0.7%
Common Stocks 0.1%
Bank Central Asia  532,400 322
322
Corporate Bonds 0.4%
Bank Negara Indonesia Persero, VR, 4.30% (USD) (6)(9) 620,000 564
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 286
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 280
1,130
Government Bonds 0.2%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  6,351,000,000 403
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  3,680,000,000 239
642
Total Indonesia (Cost
$2,024
)
2,094

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 135
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 266
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 156
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (1) 49,000 48
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (1) 31,000 31
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 90,000 92
Total Ireland (Cost
$764
)
728
ISRAEL 0.3%
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(4)(6) 300,000 263
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD) (1)(6) 325,000 295
Energian Israel Finance, 4.875%, 3/30/26 (USD) (1) 280,000 258
Total Israel (Cost
$850
)
816
ITALY 0.6%
Common Stocks 0.2%
Davide Campari-Milano  2,091 21
Ferrari (USD)  609 211
GVS (2) 1,655 10
PRADA (HKD)  58,400 362
604
Corporate Bonds 0.3%
Enel Finance International, 7.75%, 10/14/52 (USD) (1) 200,000 246
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.877%, 5/14/27  472,000 513
759
Government Bonds 0.1%
Republic of Italy, 2.375%, 10/17/24 (USD)  310,000 304
304
Total Italy (Cost
$1,489
)
1,667
IVORY COAST 0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  340,000 331
Republic of Ivory Coast, 6.375%, 3/3/28 (USD) (4) 310,000 304
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 625,000 620

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (1) 250,000 250
Total Ivory Coast (Cost
$1,479
)
1,505
JAPAN 0.7%
Common Stocks 0.7%
Asics  600 18
Daiichi Sankyo  28,100 841
Daikin Industries  200 32
Harmonic Drive Systems  10,900 264
Hoshizaki  800 29
Idec  400 8
Industrial & Infrastructure Fund Investment  3 3
Keyence  1,400 626
MatsukiyoCocokara  500 9
Mitsui Fudosan  600 15
Miura  1,300 24
Nippon Sanso Holdings  600 15
Persol Holdings  8,700 14
Recruit Holdings  1,000 39
Sanrio  300 13
Seven & i Holdings  500 20
Shin-Etsu Chemical  700 28
Shionogi  2,200 106
Sony Group, ADR (USD)  401 39
Total Japan (Cost
$1,909
)
2,143
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  230,000 207
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 200,000 196
Total Jordan (Cost
$408
)
403
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
KazMunayGas National, 5.375%, 4/24/30 (USD)  310,000 305
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  300,000 248
Total Kazakhstan (Cost
$561
)
553

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
KENYA 0.1%
Government Bonds 0.1%
Republic of Kenya, 7.00%, 5/22/27 (USD)  200,000 184
Total Kenya (Cost
$186
)
184
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  200,000 203
Total Kuwait (Cost
$205
)
203
LUXEMBOURG 0.1%
Bank Loans 0.1% (3)
Altice Financing, FRN, 3M EURIBOR + 5.00%, 8.942%, 10/31/27  224,438 237
Total Luxembourg (Cost
$229
)
237
MALAYSIA 0.2%
Government Bonds 0.2%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  2,350,000 517
Government of Malaysia, Series 0518, 4.921%, 7/6/48  770,000 180
Total Malaysia (Cost
$704
)
697
MAURITIUS 0.2%
Corporate Bonds 0.2%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 230,000 218
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 293
Total Mauritius (Cost
$537
)
511
MEXICO 2.5%
Corporate Bonds 1.2%
Banco Mercantil del Norte, VR, 6.75% (USD) (6)(9) 310,000 309
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD) (6) 300,000 256
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (6) 310,000 284
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(6) 455,000 463
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  668,000 436
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD)  240,000 235

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 272
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 235
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  595,000 529
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  435,000 355
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  365,000 344
3,718
Government Bonds 1.3%
United Mexican States, Series M, 5.75%, 3/5/26  5,070,000 272
United Mexican States, Series M, 7.50%, 6/3/27  4,888,000 269
United Mexican States, Series M, 7.50%, 5/26/33  21,500,000 1,117
United Mexican States, Series M, 7.75%, 5/29/31  8,800,000 473
United Mexican States, Series M, 7.75%, 11/13/42  22,390,000 1,119
United Mexican States, Series M, 8.50%, 5/31/29  8,380,000 475
3,725
Total Mexico (Cost
$7,269
)
7,443
MOROCCO 0.1%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 294
Total Morocco (Cost
$306
)
294
NETHERLANDS 0.7%
Common Stocks 0.6%
Adyen (2) 354 444
Argenx, ADR (USD) (2) 105 40
ASM International  87 48
ASML Holding  759 659
ASML Holding (USD)  22 19
BE Semiconductor Industries  2,783 418
Heineken  251 25
Pharvaris (USD) (2) 82 2
TKH Group, CVA  665 27
Universal Music Group  258 8
1,690
Corporate Bonds 0.1%
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP) (1) 125,000 170
LeasePlan, VR, 7.375% (6)(9) 200,000 216
386
Total Netherlands (Cost
$1,578
)
2,076

T. ROWE PRICE Multi-Strategy Total Return Fund
14
Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND 0.2%
Government Bonds 0.2%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,776,000 741
Total New Zealand (Cost
$925
)
741
NORWAY 0.0%
Common Stocks 0.0%
Equinor  838 24
Seadrill (USD) (2) 666 29
Total Norway (Cost
$46
)
53
OMAN 0.1%
Corporate Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 299
Total Oman (Cost
$297
)
299
PANAMA 0.2%
Corporate Bonds 0.1%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 237
237
Government Bonds 0.1%
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 210
210
Total Panama (Cost
$497
)
447
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 300
Total Paraguay (Cost
$309
)
300
PERU 0.5%
Common Stocks 0.0%
Southern Copper (USD)  174 14

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (4)(6) 310,000 296
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 268
564
Government Bonds 0.3%
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  300,000 292
Republic of Peru, 6.15%, 8/12/32  1,050,000 272
Republic of Peru, 6.95%, 8/12/31  989,000 272
836
Total Peru (Cost
$1,341
)
1,414
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 382
Total Philippines (Cost
$539
)
382
PORTUGAL 0.1%
Common Stocks 0.0%
Galp Energia  1,168 18
Jeronimo Martins  516 12
30
Government Bonds 0.1%
Portuguese Republic, 5.125%, 10/15/24 (USD)  199,000 199
199
Total Portugal (Cost
$220
)
229
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  370,000 275
Total Qatar (Cost
$283
)
275
ROMANIA 0.4%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (6) 840,000 959
959

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Republic of Romania, 5.25%, 11/25/27 (USD)  206,000 205
205
Total Romania (Cost
$1,141
)
1,164
SAUDI ARABIA 0.2%
Corporate Bonds 0.0%
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (6) 200,000 193
193
Government Bonds 0.2%
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (USD) (1) 560,000 553
553
Total Saudi Arabia (Cost
$752
)
746
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, 6.25%, 5/26/28 (USD) (4) 300,000 306
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  41,000,000 342
Total Serbia (Cost
$751
)
648
SINGAPORE 0.0%
Common Stocks 0.0%
CapitaLand Integrated Commercial Trust  4,900 7
Total Singapore (Cost
$7
)
7
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD) (1) 200,000 202
202
Government Bonds 0.0%
Republic of South Africa, Series 2048, 8.75%, 2/28/48  4,519,000 177
177
Total South Africa (Cost
$404
)
379

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SOUTH KOREA 0.0%
Common Stocks 0.0%
LG Chem  89 29
Samsung Electronics  1,447 78
Total South Korea (Cost
$102
)
107
SPAIN 0.5%
Common Stocks 0.2%
Amadeus IT Group, Class A  8,839 619
Cellnex Telecom  79 3
622
Corporate Bonds 0.3%
Banco Bilbao Vizcaya Argentaria, VR, 9.375% (USD) (6)(9) 400,000 424
Cirsa Finance International, 6.50%, 3/15/29 (1) 115,000 124
Cirsa Finance International, FRN, 3M EURIBOR + 4.50%,
8.412%, 7/31/28 (1) 175,000 192
740
Total Spain (Cost
$1,220
)
1,362
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (2)(7) 310,000 163
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (2)(7) 560,000 293
Republic of Sri Lanka, 11.00%, 6/1/26  96,000,000 292
Total Sri Lanka (Cost
$642
)
748
SUPRANATIONAL 0.2%
Corporate Bonds 0.2%
European Investment Bank, 1.625%, 3/14/25 (USD)  192,000 186
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  390,000 371
557
Government Bonds 0.0%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  5,200,000 61
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  5,500,000 66

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
International Finance, 6.30%, 11/25/24 (INR)  5,170,000 62
189
Total Supranational (Cost
$742
)
746
SURINAME 0.2%
Government Bonds 0.2%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(10) 230,240 197
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 551,000 372
Total Suriname (Cost
$364
)
569
SWEDEN 0.4%
Bank Loans 0.2% (3)
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.46%, 11/16/28
(USD)  588,000 584
Anticimex Global, FRN, 3M TSFR + 3.65%, 8.96%, 11/16/28
(USD)  98,000 97
681
Common Stocks 0.2%
Sandvik  1,406 29
Spotify Technology (USD) (2) 149 32
Svenska Cellulosa, Class B  34,284 467
528
Total Sweden (Cost
$1,214
)
1,209
SWITZERLAND 0.3%
Common Stocks 0.2%
Cie Financiere Richemont, Class A  3,035 451
Julius Baer Group  349 19
Montana Aerospace (2) 1,469 29
Nestle  765 87
On Holding, Class A (USD) (2)(4) 383 10
596
Corporate Bonds 0.1%
UBS Group, VR, 5.699%, 2/8/35 (USD) (1)(6) 200,000 202
202
Total Switzerland (Cost
$779
)
798

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  38,000 761
Taiwan Semiconductor Manufacturing, ADR (USD)  1,699 192
Total Taiwan (Cost
$784
)
953
THAILAND 0.5%
Corporate Bonds 0.2%
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 295
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 207
502
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  7,700,000 215
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  23,936,940 638
853
Total Thailand (Cost
$1,534
)
1,355
UNITED ARAB EMIRATES 0.0%
Corporate Bonds 0.0%
Sweihan PV Power, 3.625%, 1/31/49 (USD)  1,425 1
Total United Arab Emirates (Cost
$1
)
1
UNITED KINGDOM 1.9%
Common Stocks 0.5%
Ashtead Group  471 31
AstraZeneca, ADR (USD)  617 41
BP, ADR (USD)  1,361 48
Compass Group  1,138 31
Derwent London  253 7
Glencore  2,432 13
Immunocore Holdings, ADR (USD) (2) 267 19
London Stock Exchange Group  9,742 1,102
Next  130 14
Novocure (USD) (2) 232 3
Rentokil Initial  5,139 26
Shell  2,039 63
Smiths Group  1,259 26

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Unilever (EUR)  610 30
UNITE Group  384 5
Wise, Class A (2) 2,426 25
1,484
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (1) 21,000 23
23
Corporate Bonds 0.7%
Clear Channel International, 6.625%, 8/1/25 (USD) (1) 400,000 400
Drax Finco, 6.625%, 11/1/25 (USD) (1) 625,000 620
Lloyds Bank, 7.625%, 4/22/25  26,000 34
NatWest Markets, 6.625%, 6/22/26  100,000 131
Reynolds American, 4.45%, 6/12/25 (USD)  52,000 51
Rolls-Royce, 3.625%, 10/14/25 (USD) (1) 900,000 867
2,103
Government Bonds 0.7%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  680,142 858
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/26  1,088,467 1,368
2,226
Total United Kingdom (Cost
$5,483
)
5,836
UNITED STATES 41.2%
Asset-Backed Securities 2.3%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (1) 465,000 428
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 465,000 482
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 230,000 233
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 276,451 270
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  36,582 37
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  18,382 17
CyrusOne Data Centers Issuer I, Series 2023-2A, Class A2,
5.56%, 11/20/48 (1) 455,000 435
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 62,565 62
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 160,225 157

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 44,050 42
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38 (1) 178,700 183
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49 (1) 260,000 255
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 246,250 248
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  58,268 58
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%,
6/15/28  60,000 62
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 170,550 165
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 77,600 69
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 287,625 243
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%,
11/20/31 (1) 260,000 260
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28 (1) 23,815 23
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (1) 60,406 58
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (1) 123,049 119
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  66,174 66
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  81,322 81
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%,
3/22/27 (1) 25,066 25
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (1) 24,534 24
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (1) 320,000 299
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 60,477 61
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30 (1) 260,000 268
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 295,000 289
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%,
9/20/29 (1) 100,000 102
Progress Residential, Series 2021-SFR1, Class F, 2.757%,
4/17/38 (1) 295,000 266
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27 (1) 140,000 131

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (1) 100,000 99
Santander Bank, Series 2021-1A, Class B, 1.833%, 12/15/31 (1) 48,809 48
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 78,940 78
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 165,158 165
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class
D, 8.197%, 12/15/32 (1) 126,443 128
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class
E, 8.408%, 12/15/33 (1) 250,000 252
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 224,802 204
Tricon Residential Trust, Series 2023-SFR2, Class D, 5.00%,
12/17/40 (1) 230,000 218
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1) 232,539 234
6,944
Bank Loans 8.8% (3)
Applied Systems, FRN, 3M TSFR + 4.50%, 9.848%, 9/18/26  1,290,250 1,293
Asurion, FRN, 1M TSFR + 4.25%, 9.683%, 8/19/28  330,872 327
Asurion, FRN, 1M TSFR + 5.25%, 10.697%, 1/31/28  101,879 97
Asurion, FRN, 1M TSFR + 5.25%, 10.697%, 1/20/29  400,000 379
Boxer Parent, FRN, 1M TSFR + 4.25%, 9.583%, 12/29/28  877,649 878
Caesars Entertainment, FRN, 1M USD LIBOR + 2.75%,
1/24/31 (11) 475,000 474
Carrols Restaurant Group, FRN, 1M TSFR + 3.25%, 4/30/26 (11) 1,000,000 1,000
CMG Media, FRN, 3M TSFR + 3.50%, 12/17/26 (11) 48,529 45
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.817%, 11/8/27  584,962 583
ConnectWise, FRN, 1M TSFR + 3.50%, 8.947%, 9/29/28  588,000 587
Delta Topco, FRN, 3M TSFR + 7.25%, 12.621%, 12/1/28  310,000 309
Edelman Financial Engines Center, FRN, 1M TSFR + 6.75%,
12.197%, 7/20/26  805,000 805
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.61%, 5/21/29 (5) 465,000 454
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.11%, 5/21/29 (5) 145,000 138
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 9.333%,
1/27/29  491,250 490
Fitness International, FRN, 3M TSFR + 3.25%, 8.683%, 4/18/25  300,000 299
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 8.447%,
10/7/26 (5) 85,995 86
Infinite Bidco, FRN, 3M TSFR + 3.75%, 9.324%, 3/2/28  390,060 377
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.574%, 3/2/29  400,000 334
IRB Holding, FRN, 1M TSFR + 2.75%, 8.183%, 12/15/27  525,815 524
Jane Street Group, FRN, 1M TSFR + 2.50%, 1/26/28 (11) 300,000 299
Life Time, FRN, 1M TSFR + 4.25%, 9.824%, 1/15/26  1,600,000 1,606
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.947%, 9/6/25 (11) 517,356 504

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.197%, 9/6/26  200,000 181
MH Sub I, FRN, 1M TSFR + 4.25%, 9.583%, 5/3/28  200,419 196
MIC Glen, FRN, 1M TSFR + 3.25%, 8.697%, 7/21/28  194,750 194
MIC Glen, FRN, 1M TSFR + 6.75%, 12.183%, 7/20/29  800,000 786
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.423%, 4/11/29  237,208 218
NFP, FRN, 1M TSFR + 3.25%, 2/16/27 (11) 1,000,000 1,001
NGL Energy Operating, FRN, 1M USD LIBOR + 4.50%,
1/27/31 (11) 110,000 110
PG&E, FRN, 1M TSFR + 2.50%, 7.833%, 6/23/27  400,000 400
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.697%,
3/10/28  584,231 580
Radiate Holdco, FRN, 1M TSFR + 3.25%, 9/25/26 (11) 136,643 110
RealPage, FRN, 1M TSFR + 3.00%, 8.447%, 4/24/28  845,538 827
RealPage, FRN, 1M TSFR + 6.50%, 11.947%, 4/23/29  795,000 794
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.433%,
8/14/26  276,118 276
Select Medical, FRN, 1M TSFR + 3.00%, 8.333%, 3/6/27  995,000 993
Sophia, FRN, 3M TSFR + 3.50%, 8.933%, 10/7/27  987,159 985
Sovos Brands Intermediate, FRN, 3M TSFR + 3.50%, 9.074%,
6/8/28  1,819,832 1,822
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.72%, 2/5/27  487,081 487
Tacala Investment, FRN, 1M USD LIBOR + 4.00%, 1/25/31 (11) 488,000 487
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.869%, 5/17/30  89,550 90
Upbound Group, FRN, 1M TSFR + 3.25%, 9.119%, 2/17/28  407,025 406
Verscend Holding, FRN, 1M TSFR + 4.00%, 9.447%, 8/27/25  694,659 694
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 8.22%, 2/5/26  — —
Wec U.S. Holdings, FRN, 1M TSFR + 3.75%, 8/1/25 (11) 797,980 799
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.197%, 5/18/25  2,057,893 2,056
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.36%, 12/21/27  222,487 180
26,560
Common Stocks 12.8%
10X Genomics, Class A (2) 226 9
3M  283 27
AbbVie  84 14
ACADIA Pharmaceuticals (2) 220 6
Acadia Realty Trust, REIT  372 6
Adobe (2) 922 570
Advanced Micro Devices (2) 5,359 899
Affiliated Managers Group  82 12
Agilent Technologies  161 21
agilon health (2) 366 2
Airbnb, Class A (2) 53 8
Akero Therapeutics (2) 105 2
Alexandria Real Estate Equities, REIT  3 —

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Allstate  132 21
Alnylam Pharmaceuticals (2) 182 31
Alphabet, Class A (2) 4,462 625
Alphabet, Class C (2) 790 112
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (2)(5)
(8) 700 18
Amazon.com (2) 15,748 2,444
Ameren  86 6
American Express  71 14
American Financial Group  167 20
American Homes 4 Rent, Class A, REIT  257 9
American International Group  614 43
American Tower, REIT  132 26
Ameriprise Financial  134 52
Amgen  166 52
Amphenol, Class A  2,708 274
Analog Devices  178 34
Apellis Pharmaceuticals (2) 235 15
Apollo Global Management  234 24
Apple  8,677 1,600
Apple Hospitality REIT, REIT  221 4
Aptiv (2) 390 32
Arch Capital Group (2) 285 24
Ares Management, Class A  2,756 335
Armstrong World Industries  223 22
Arthur J Gallagher  55 13
AT&T  2,126 38
Atlassian, Class A (2) 723 181
Atmus Filtration Technologies (2) 652 15
Autodesk (2) 680 173
AvalonBay Communities, REIT  76 14
Axis Capital Holdings  86 5
Baker Hughes  758 22
Ball  257 14
Bank of America  3,218 109
Bank of New York Mellon  1,077 60
Barings BDC  1,051 9
Battery Future Acquisition, Warrants, 5/26/28 (2) 36,700 2
Becton Dickinson & Company  104 25
Belden  140 10
Berkshire Hathaway, Class B (2) 33 13
Biogen (2) 60 15
Biohaven (2) 291 13
BioMarin Pharmaceutical (2) 147 13
Bio-Techne  63 4
Blueprint Medicines (2) 238 19

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Boeing (2) 2,991 631
Booking Holdings (2) 16 56
Booz Allen Hamilton Holding  83 12
Boston Scientific (2) 289 18
BRC, Class A (2)(4) 801 3
Bright Horizons Family Solutions (2) 3,828 376
BrightSpring Health Services (2) 154 2
Broadcom  11 13
Bruker  117 8
Burlington Stores (2) 213 41
Cadence Design Systems (2) 147 42
Camden Property Trust, REIT  18 2
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (2)(5)(8) 144 154
Capital One Financial  624 84
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (2) 36,400 1
Cardinal Health  75 8
Catalent (2) 177 9
Cava Group (2) 589 28
Cboe Global Markets  288 53
Celsius Holdings (2) 2,744 137
Centene (2) 194 15
Cerevel Therapeutics Holdings (2)(4) 8,330 349
Ceridian HCM Holding (2) 9 1
CF Industries Holdings  317 24
CG oncology (2) 6,849 255
Charles River Laboratories International (2) 24 5
Charles Schwab  18,296 1,151
Charter Communications, Class A (2) 35 13
Chesapeake Energy  155 12
Chevron  363 54
Chipotle Mexican Grill (2) 113 272
Chubb  462 113
Cigna Group  84 25
Citigroup  1,673 94
Cleveland-Cliffs (2) 695 14
CME Group  55 11
Coca-Cola  1,182 70
Coinbase Global, Class A (2) 88 11
Colgate-Palmolive  5,993 505
Comcast, Class A  909 42
Concord Acquisition Corp. III, Warrants, 12/31/28 (2) 24,750 2
Confluent, Class A (2) 570 13
ConocoPhillips  6,994 782
Constellation Energy  3,517 429
Corebridge Financial  2,104 51

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Costco Wholesale  140 97
CSX  2,045 73
CubeSmart, REIT  181 8
Cummins  218 52
Cytokinetics (2) 141 11
Danaher  3,331 799
Datadog, Class A (2) 2,838 353
Denali Therapeutics (2) 180 3
Dexcom (2) 2,084 253
Diamondback Energy  270 42
Discover Financial Services  142 15
DocuSign (2) 3,615 220
Dollar General  1,908 252
Dollar Tree (2) 129 17
Dominion Energy  144 7
DoorDash, Class A (2) 424 44
Douglas Emmett, REIT  222 3
DraftKings, Class A (2) 286 11
East West Bancorp  583 42
Edwards Lifesciences (2) 229 18
Elevance Health  143 71
Eli Lilly  2,489 1,607
Endeavor Group Holdings, Class A  115 3
Entegris  1,768 208
EOG Resources  412 47
EQT  7,067 250
Equinix, REIT  69 57
Equitable Holdings  871 28
Equitrans Midstream  647 7
Equity LifeStyle Properties, REIT  139 9
Equity Residential, REIT  174 10
Essex Property Trust, REIT  36 8
Exact Sciences (2) 134 9
Exelixis (2) 179 4
Expro Group Holdings (2) 512 9
Exxon Mobil  6,287 646
FedEx  215 52
Fifth Third Bancorp  1,346 46
First American Financial  357 22
FirstEnergy  197 7
Fiserv (2) 199 28
FleetCor Technologies (2) 57 17
Floor & Decor Holdings, Class A (2) 170 17
Fortinet (2) 872 56
Freeport-McMoRan  923 37
Gaming & Leisure Properties, REIT  218 10

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GE HealthCare Technologies  152 11
General Electric  760 101
Global Payments  214 29
Goldman Sachs Group  47 18
Guardant Health (2) 205 5
Halliburton  710 25
Hartford Financial Services Group  900 78
HB Fuller  152 12
HCA Healthcare  73 22
Hess  444 62
Hilton Worldwide Holdings  257 49
Hologic (2) 215 16
Home Depot  299 106
Honeywell International  388 78
Hubbell  35 12
HubSpot (2) 123 75
Humana  55 21
Huntington Bancshares  2,201 28
Huntington Ingalls Industries  96 25
Huntsman  564 14
Illumina (2) 30 4
Incyte (2) 69 4
Ingersoll Rand  740 59
Insmed (2) 281 8
Insulet (2) 36 7
Intellia Therapeutics (2) 69 2
Intercontinental Exchange  86 11
International Flavors & Fragrances  154 12
Interpublic Group  83 3
Intuit  52 33
Intuitive Surgical (2) 471 178
Invesco  1,731 27
Ionis Pharmaceuticals (2) 229 12
IQVIA Holdings (2) 28 6
Ivanhoe Electric (2) 989 8
JB Hunt Transport Services  176 35
JPMorgan Chase  416 73
Kenvue  3,285 68
Keurig Dr Pepper  606 19
Kilroy Realty, REIT  102 4
Kinder Morgan  556 9
KKR  260 23
KLA  325 193
Kosmos Energy (2) 2,495 15
Kymera Therapeutics (2) 207 7
L3Harris Technologies  218 45

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Lam Research  63 52
Lamar Advertising, Class A, REIT  57 6
Liberty Media Corp-Liberty Formula One, Class C (2) 3,789 255
Linde  280 113
Live Nation Entertainment (2) 96 9
Longboard Pharmaceuticals (2) 134 3
Louisiana-Pacific  170 11
LPL Financial Holdings  226 54
Lululemon Athletica (2) 544 247
M&T Bank  192 27
Main Street Capital (4) 162 7
Maplebear (2) 1,069 26
Marathon Petroleum  280 46
MarketAxess Holdings  503 113
Marsh & McLennan  342 66
Mastercard, Class A  745 335
McDonald's  227 66
McKesson  18 9
Merck  675 82
Meta Platforms, Class A (2) 1,837 717
MetLife  637 44
MGM Resorts International  282 12
Microsoft  5,642 2,243
Middleby (2) 71 10
Molina Healthcare (2) 83 30
Mondelez International, Class A  606 46
MongoDB (2) 71 28
Monster Beverage (2) 521 29
MoonLake Immunotherapeutics (2) 161 9
Morgan Stanley  199 17
Netflix (2) 868 490
Neurocrine Biosciences (2) 70 10
News, Class A  628 15
NextEra Energy  306 18
NIKE, Class B  4,424 449
Noble  351 16
Norfolk Southern  48 11
NOV  4,916 96
NVIDIA  3,340 2,055
Old Dominion Freight Line  1,047 409
Omnicom Group  60 5
OneMain Holdings  109 5
Onyx Acquisition I, Class A, Warrants, 11/30/28 (2) 24,800 1
O'Reilly Automotive (2) 46 47
Pacific Biosciences of California (2)(4) 469 3
Packaging Corp. of America  114 19

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Patreon, Acquisition Date: 10/14/21, Cost $9 (2)(5)(8) 165 2
PennyMac Financial Services  174 15
Penumbra (2) 116 29
PG&E  447 8
Phillips 66  122 18
Pioneer Natural Resources  7,603 1,747
Popular  431 37
Power & Digital Infrastructure Acquisition II, Warrants,
12/14/28 (2) 36,900 3
PROCEPT BioRobotics (2) 134 6
Procter & Gamble  729 115
Progressive  99 18
Prologis, REIT  257 33
Prothena (2) 128 4
Public Storage, REIT  52 15
Quaker Chemical  118 22
QUALCOMM  128 19
Quanta Services  43 8
Range Resources  618 18
Raymond James Financial  438 48
RCF Acquisition, Warrants, 11/10/26 (2) 24,850 1
Regency Centers, REIT  189 12
Regeneron Pharmaceuticals (2) 57 54
Regions Financial  1,227 23
Reinsurance Group of America  136 24
RenaissanceRe Holdings  176 40
Repligen (2) 39 7
REVOLUTION Medicines (2) 205 6
REVOLUTION Medicines, Warrants, 11/14/28 (2) 2,200 —
Rexford Industrial Realty, REIT  153 8
RH (2) 595 151
Rivian Automotive, Class A (2)(4) 987 15
Roivant Sciences (2) 422 4
Roper Technologies  145 78
Ross Stores  276 39
Royalty Pharma, Class A  179 5
RPM International  136 15
Salesforce (2) 139 39
Sarepta Therapeutics (2) 68 8
Schlumberger  9,034 440
ServiceNow (2) 427 327
Sherwin-Williams  99 30
Shockwave Medical (2) 75 17
Simon Property Group, REIT  117 16
SLM  827 16
Socure, Acquisition Date: 12/22/21, Cost $1 (2)(5)(8) 89 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern  158 11
Southwest Airlines  510 15
Southwestern Energy (2) 3,083 20
SpringWorks Therapeutics (2) 190 8
Stanley Black & Decker  497 46
State Street  247 18
Steel Dynamics  123 15
StepStone Group, Class A  559 19
Structure Therapeutics, ADR (2) 1,416 62
Stryker  214 72
Sun Communities, REIT  77 10
Surgery Partners (2) 219 7
Synopsys (2) 519 277
T-Mobile U.S.  567 91
Targa Resources  227 19
TechnipFMC  2,237 43
Teleflex  33 8
Terreno Realty, REIT  107 6
Tesla (2) 2,399 449
Textron  86 7
Thermo Fisher Scientific  154 83
TJX  3,242 308
Toro  159 15
Trade Desk, Class A (2) 203 14
Tradeweb Markets, Class A  3,611 344
TransDigm Group  34 37
Travelers  195 41
Trinity Capital  610 8
Truist Financial  284 11
Tyler Technologies (2) 23 10
U.S. Bancorp  910 38
Uber Technologies (2) 4,681 306
Ultragenyx Pharmaceutical (2) 159 7
United Parcel Service, Class B  31 4
UnitedHealth Group  1,337 684
Valero Energy  257 36
Vaxcyte (2) 99 7
Veeva Systems, Class A (2) 55 11
Ventas, REIT  262 12
Vera Therapeutics (2) 45 2
Verizon Communications  1,407 60
Verra Mobility (2) 621 15
Vertex Pharmaceuticals (2) 131 57
Virtus Investment Partners  94 22
Visa, Class A  246 67
Volato Group, Warrants, 12/3/28 (2) 36,400 5

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Voya Financial  143 10
Voyager Therapeutics (2) 22 —
Vulcan Materials  74 17
Walt Disney  386 37
Warner Music Group, Class A  91 3
Warrior Met Coal  218 14
Webster Financial  859 43
Wells Fargo  2,401 120
Welltower, REIT  178 15
West Pharmaceutical Services  43 16
Western Alliance Bancorp  553 35
Westrock  19,398 781
Williams  1,179 41
Willis Towers Watson  31 8
Wingstop  119 33
Workday, Class A (2) 213 62
Yelp (2) 3,301 144
Zebra Technologies, Class A (2) 31 7
Zentalis Pharmaceuticals (2) 160 2
Zimmer Biomet Holdings  66 8
Zoetis  3,671 689
Zscaler (2) 136 32
38,834
Convertible Bonds 1.3%
Air Transport Services Group, 1.125%, 10/15/24  200,000 190
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  2,000,000 236
Rivian Automotive, 4.625%, 3/15/29 (1) 120,000 129
Splunk, 1.125%, 6/15/27  1,094,000 1,060
U.S. Steel, 5.00%, 11/1/26  477,000 1,677
Uber Technologies, Series 2028, 0.875%, 12/1/28 (1) 527,735 588
3,880
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (2)(5)(8) 1,345 47
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (2)(5)(8) 8 9
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (2)(5)(8) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (2)(5)(8) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (2)(5)(8) 1,376 13
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (2)(5)
(8) 816 60
Databricks, Series I, Acquisition Date: 9/14/23, Cost $24 (2)(5)
(8) 329 24

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (2)(5)(8) 330 7
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (2)(5)(8) 1,889 9
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (2)(5)
(8) 222 11
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (2)(5)(8) 3,412 25
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (2)(5)(8) 24 —
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (2)(5)
(8) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8 (2)
(5)(8) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (2)(5)(8) 384 17
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (2)(5)(8) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (2)
(5)(8) 1,156 16
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (2)(5)(8) 1,232 5
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (2)(5)(8) 238 3
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (2)(5)(8) 1,822 41
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (2)(5)(8) 534 12
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (2)(5)(8) 69 3
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (2)(5)(8) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (2)(5)(8) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (2)(5)(8) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (2)(5)(8) 207 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1 (2)(5)(8) 88 1
325
Corporate Bonds 14.0%
AbbVie, 3.80%, 3/15/25  52,000 52
Ally Financial, 5.125%, 9/30/24  41,000 41
Alteryx, 8.75%, 3/15/28 (1) 800,000 853
American Electric Power, 5.699%, 8/15/25  52,000 52
Ardagh Packaging Finance, 5.25%, 4/30/25 (1) 2,400,000 2,346
At Home Group, 4.875%, 7/15/28 (1) 240,000 106
B&G Foods, 5.25%, 4/1/25  505,000 495
Bank of America, VR, 0.976%, 4/22/25 (6) 49,000 48
Bank of America, VR, 0.981%, 9/25/25 (6) 55,000 53
Bank of America, VR, 1.843%, 2/4/25 (6) 50,000 50
Bank of America, VR, 3.841%, 4/25/25 (6) 50,000 50
Bayer U.S. Finance, 6.50%, 11/21/33 (1) 380,000 386
Bayer U.S. Finance, 6.875%, 11/21/53 (1) 200,000 204
Boeing, 4.875%, 5/1/25  52,000 52
Brandywine Operating Partnership, 4.10%, 10/1/24  600,000 591

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Caesars Entertainment, 6.25%, 7/1/25 (1) 400,000 401
Callon Petroleum, 8.00%, 8/1/28 (1) 800,000 833
Capital One Financial, 4.25%, 4/30/25 (4) 53,000 52
Capital One Financial, VR, 2.636%, 3/3/26 (6) 55,000 53
Capital One Financial, VR, 6.312%, 6/8/29 (6) 95,000 98
Capital One Financial, VR, 6.377%, 6/8/34 (6) 95,000 99
Carnival, 4.00%, 8/1/28 (1) 355,000 328
Carpenter Technology, 7.625%, 3/15/30  255,000 263
Carrier Global, 2.242%, 2/15/25  50,000 48
Carrols Restaurant Group, 5.875%, 7/1/29 (1)(4) 600,000 614
CEC Entertainment, 6.75%, 5/1/26 (1) 110,000 109
Cedar Fair, 5.50%, 5/1/25 (1) 1,083,000 1,076
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Charter Communications Operating, 4.908%, 7/23/25  53,000 53
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  51,000 51
Cinemark USA, 5.875%, 3/15/26 (1) 500,000 494
Cinemark USA, 8.75%, 5/1/25 (1) 18,000 18
Citigroup, 4.40%, 6/10/25  108,000 107
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 315,000 296
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 45,000 47
Constellation Energy Generation, 3.25%, 6/1/25  54,000 53
CSC Holdings, 11.75%, 1/31/29 (1) 280,000 285
DCP Midstream Operating, 5.375%, 7/15/25  53,000 53
Delta Air Lines, 2.90%, 10/28/24  105,000 103
Diamond Sports Group, 5.375%, 8/15/26 (1)(2)(7) 345,000 24
DISH DBS, 5.25%, 12/1/26 (1) 310,000 244
DISH DBS, 7.75%, 7/1/26  210,000 124
Energy Transfer, 2.90%, 5/15/25  54,000 52
Fifth Third Bancorp, 2.375%, 1/28/25  53,000 51
Ford Motor Credit, 2.30%, 2/10/25  200,000 193
General Motors Financial, 6.05%, 10/10/25  49,000 50
Global Net Lease, 3.75%, 12/15/27 (1) 610,000 515
Goldman Sachs Group, 3.50%, 4/1/25  49,000 48
GPD, 10.125%, 4/1/26 (1)(4) 450,000 425
GrafTech Global Enterprises, 9.875%, 12/15/28 (1)(4) 360,000 269
Graphic Packaging International, 4.125%, 8/15/24  500,000 495
GTCR W-2 Merger, 7.50%, 1/15/31 (1) 200,000 209
HAT Holdings I, 8.00%, 6/15/27 (1) 315,000 326
HCA, 5.00%, 3/15/24  3,000,000 2,996
HCA, 5.375%, 2/1/25  52,000 52
Hilcorp Energy I, 8.375%, 11/1/33 (1) 240,000 257
Hillenbrand, 5.75%, 6/15/25  13,000 13
Howmet Aerospace, 5.125%, 10/1/24  195,000 194
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 70
JPMorgan Chase, VR, 0.563%, 2/16/25 (6) 51,000 51
JPMorgan Chase, VR, 0.824%, 6/1/25 (6) 49,000 48

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Kilroy Realty, 3.45%, 12/15/24  54,000 53
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 430,000 375
LifePoint Health, 9.875%, 8/15/30 (1) 370,000 381
Live Nation Entertainment, 4.875%, 11/1/24 (1) 1,400,000 1,391
Michael Kors USA, 4.25%, 11/1/24 (1) 400,000 393
Morgan Stanley, VR, 1.164%, 10/21/25 (6) 49,000 47
Morgan Stanley, VR, 3.62%, 4/17/25 (6) 50,000 50
Morgan Stanley, Series I, VR, 0.864%, 10/21/25 (6) 100,000 97
Navient, 6.75%, 6/25/25  11,000 11
Navient, 11.50%, 3/15/31  460,000 501
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 565,000 540
NextEra Energy Capital Holdings, 6.051%, 3/1/25  48,000 48
NFP, 4.875%, 8/15/28 (1) 600,000 592
NGL Energy Operating, 8.125%, 2/15/29 (1) 110,000 111
NGL Energy Operating, 8.375%, 2/15/32 (1) 160,000 161
NGL Energy Partners, 6.125%, 3/1/25  38,000 38
Occidental Petroleum, 5.875%, 9/1/25  51,000 51
OneMain Finance, 6.875%, 3/15/25  8,000 8
Ovintiv, 5.65%, 5/15/25  51,000 51
PGT Innovations, 4.375%, 10/1/29 (1) 1,000,000 1,005
PNC Financial Services Group, VR, 5.812%, 6/12/26 (6) 52,000 52
Prime Security Services Borrower, 5.25%, 4/15/24 (1) 167,000 167
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26 (1) 175,000 176
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 1,000,000 1,086
SeaWorld Parks & Entertainment, 8.75%, 5/1/25 (1) 400,000 402
Service Properties Trust, 4.50%, 3/15/25  400,000 390
Service Properties Trust, 7.50%, 9/15/25  750,000 760
Shutterfly Finance, 8.50%, 10/1/27, (4.25% Cash and 4.25%
PIK) (1)(10) 303,031 223
Shutterfly Finance, 9.75%, 10/1/27 (1) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27 (1) 53,000 51
Southern, VR, 1.875%, 9/15/81 (EUR) (6) 230,000 217
Sprint, 7.625%, 2/15/25  260,000 264
Sprint, 7.625%, 3/1/26  49,000 51
Stagwell Global, 5.625%, 8/15/29 (1) 633,000 581
Surgery Center Holdings, 10.00%, 4/15/27 (1) 300,000 302
Talen Energy Supply, 8.625%, 6/1/30 (1) 330,000 350
Teekay Offshore Partners, EC, 8.50%, 7/15/23 (1)(2) 170,000 4
Tenet Healthcare, 4.875%, 1/1/26  1,000,000 990
Tenet Healthcare, 6.25%, 2/1/27  800,000 797
Tenneco, 8.00%, 11/17/28 (1) 730,000 636
Townsquare Media, 6.875%, 2/1/26 (1)(4) 530,000 520
TransDigm, 6.25%, 3/15/26 (1) 2,500,000 2,491
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  39,815 38
United Airlines, 4.375%, 4/15/26 (1) 375,000 361

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
United Airlines Holdings, 4.875%, 1/15/25  28,000 28
United Wholesale Mortgage, 5.50%, 11/15/25 (1) 300,000 295
Venture Global LNG, 8.375%, 6/1/31 (1) 815,000 821
Venture Global LNG, 9.50%, 2/1/29 (1) 130,000 138
Venture Global LNG, 9.875%, 2/1/32 (1) 125,000 131
Verscend Escrow, 9.75%, 8/15/26 (1) 1,200,000 1,204
VICI Properties, 5.625%, 5/1/24 (1) 2,800,000 2,786
Vistra, VR, 7.00% (1)(6)(9) 197,000 192
Walgreens Boots Alliance, 3.80%, 11/18/24  1,653,000 1,627
Wand NewCo 3, 7.625%, 1/30/32 (1) 120,000 124
Warnermedia Holdings, 3.638%, 3/15/25  53,000 52
Western Digital, 4.75%, 2/15/26  400,000 389
Western Midstream Operating, 3.10%, 2/1/25  54,000 53
Williams, 4.00%, 9/15/25  50,000 49
42,408
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 206
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25 (1) 225,000 213
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 732,963 406
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  7,433 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 44
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 39
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 33
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 44
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 44
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 54

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (2)(13) 45,000 13
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (2)(13) 370,000 107
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  280,000 242
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 108
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 45
1,805
Non-U.S. Government Mortgage-Backed Securities 0.9%
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 8.297%, 11/15/34 (1) 130,000 12
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.987%, 10/15/34 (1) 85,000 84
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.196%, 7.529%, 4/15/34 (1) 160,000 158
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%,
9.377%, 6/15/36 (1) 160,000 142
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 125,000 69
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 80,000 43
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  155,000 152
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.283%, 8/10/47 (1) 175,000 146
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
4.343%, 10/10/29 (1) 325,000 277
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.095%, 5/25/42 (1) 51,129 53
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (1) 460,000 421
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.445%, 8.778%, 12/15/36 (1) 180,000 178
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52 (1) 85,815 73
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class
A2, CMO, STEP, 7.319%, 10/25/63 (1) 340,902 348
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50 (1) 115,000 96
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.645%, 2/25/42 (1) 82,993 83
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 154,378 139
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66 (1) 175,000 128

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 183,125 165
2,767
Preferred Stocks 0.2%
NuStar Energy, Series A, VR, 12.405% (9) 20,035 517
517
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 0.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  659,745 640
640
Total United States (Cost
$117,265
)
124,680
URUGUAY 0.0%
Government Bonds 0.0%
Oriental Republic of Uruguay, 8.25%, 5/21/31  5,850,000 141
Total Uruguay (Cost
$139
)
141
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 247
Republic of Uzbekistan, 4.85%, 10/21/25 (USD)  200,000 189
Total Uzbekistan (Cost
$454
)
436
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  350,470 329
Total Vietnam (Cost
$326
)
329
ZAMBIA 0.2%
Corporate Bonds 0.2%
First Quantum Minerals, 7.50%, 4/1/25 (USD) (1) 700,000 692
Total Zambia (Cost
$672
)
692
SHORT-TERM INVESTMENTS 31.0%
Money Market Funds 31.0%
T. Rowe Price Government Reserve Fund, 5.40% (14)(15) 93,935,981 93,936
Total Short-Term Investments (Cost $93,936) 93,936

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (14)(15) 1,197,336 1,197
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,197
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.40% (14)(15) 1,897,740 1,898
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,898
Total Securities Lending Collateral (Cost $3,095) 3,095
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 2/23/24 @
$114.00 (2) 6 674 1
Total Exchange-Traded Options Purchased (Cost $6) 1
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.03%* (2) 1 22,625 63
Bank of America
USD / INR,
Call, 3/1/24 @
INR83.58 (2) 1 755 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
NASDAQ 100 Stock
Index, Put, 3/15/24
@ $16,000.00 (2) 2 3,427 19
Barclays Bank
S&P 500 Index,
Put, 3/15/24 @
$4,770.00 (2) 1 485 5
Citibank
5 Year Interest Rate
Swap, 12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
5.32% (SOFR)
Annually, 12/8/25 @
2.25%* (2) 1 2,500 21
Citibank
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S41, 5 Year
Index, 12/20/28),
Pay 1.00% Quarterly,
Receive upon credit
default, 2/21/24 @
0.63%* (2) 1 22,150 7
Citibank
USD / EUR,
Call, 9/12/24 @
EUR1.05 (2) 1 1,592 13
Citibank
USD / JPY,
Put, 2/16/24 @
JPY140.00 (2) 1 1,621 1
Goldman Sachs
10 Year Interest
Rate Swap,
4/12/34 Pay Fixed
4.75% Annually,
Receive Variable
5.32% (SOFR)
Annually, 4/10/24 @
4.75%* (2) 1 2,435 1
Goldman Sachs
5 Year Interest Rate
Swap, 12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
5.32% (SOFR)
Annually, 12/8/25 @
2.00%* (2) 1 2,500 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.05%* (2) 1 1,325 8
Goldman Sachs
USD / TWD,
Call, 5/22/24 @
TWD32.50 (2) 1 800 2
HSBC Bank
USD / INR,
Call, 3/1/24 @
INR83.58 (2) 1 3,425 4
Morgan Stanley
10 Year Interest
Rate Swap,
4/12/34 Pay Fixed
4.50% Annually,
Receive Variable
5.32% (SOFR)
Annually, 4/10/24 @
4.50%* (2) 1 3,740 2
Morgan Stanley
S&P 500 Index,
Put, 3/15/24 @
$4,550.00 (2) 2 969 3
Morgan Stanley
Vanguard Long-Term
Corporate Bond
ETF, Put, 6/21/24 @
$70.00 (2) 940 7,473 37
UBS Investment Bank
S&P 500 Index,
Put, 6/21/24 @
$4,400.00 (2) 18 8,722 79
Total OTC Options Purchased (Cost $564) 282
Total Options Purchased (Cost $570) 283
Total Investments in Securities 98.4%
(Cost $288,974) $ 298,038
Other Assets Less Liabilities 1.6% 4,693
Net Assets 100.0% $ 302,731

T. ROWE PRICE Multi-Strategy Total Return Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$53,095 and represents 17.5% of net assets.
(2) Non-income producing
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) All or a portion of this security is on loan at January 31, 2024.
(5) Level 3 in fair value hierarchy.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$567 and represents 0.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) All or a portion of this loan is unsettled as of January 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate Swap,
6/26/34 Pay Fixed 4.30%
Annually, Receive Variable
5.32% (SOFR) Annually,
6/24/24 @ 4.30%* 1 2,510 (10)
Goldman Sachs
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year Index,
12/20/28), Pay 5.00%
Quarterly, Receive upon
credit default, 3/20/24 @
1.02%* 1 1,325 (3)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
2/16/24 @ $78.00 1,269 9,832 (18)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/16/24 @ $77.00 1,088 8,430 (16)
Morgan Stanley
S&P 500 Index, Call,
3/15/24 @ $4,900.00 94 45,549 (596)
UBS Investment Bank
S&P 500 Index, Put,
6/21/24 @ $4,650.00 3 1,454 (23)
Total Options Written (Premiums $(1,005)) $ (666)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 722 (92) (41) (51)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 127 (16) (5) (11)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 454 (58) (23) (35)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 571 (71) (26) (45)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 227 (28) (7) (21)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 224 (29) (14) (15)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 285 (35) (11) (24)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 435 70 88 (18)
Total United States (39) (220)
Total Bilateral Credit Default Swaps, Protection
Bought (39) (220)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.1)%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 33 35 (2)
Total Luxembourg 35 (2)
Mexico (0.0)%
Morgan Stanley, Protection Sold (Relevant
Credit: Petroleos Mexicanos, B3*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/28 (USD) * 658 (112) (136) 24
Total Mexico (136) 24
United States (0.1)%
JPMorgan Chase, Protection
Sold (Relevant Credit: Carnival, B3*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/29 * 620 (68) (191) 123
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 1,245 (137) (390) 253
Total United States (581) 376
Total Bilateral Credit Default Swaps, Protection Sold (682) 398
Total Return Swaps 0.3%
Australia 0.0%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia Monthly,
Receive Variable 3.905% (1M ADBB +
(0.40)%) Monthly, 1/20/26 393 (12) — (12)
Citibank, Pay Underlying Reference:
Fortescue Metals Group Monthly, Receive
Variable 3.905% (1M ADBB + (0.40)%)
Monthly, 1/17/26 549 (27) — (27)
Citibank, Pay Underlying Reference: IDP
Education Monthly, Receive Variable
3.905% (1M ADBB + (0.40)%) Monthly,
1/20/26 1,140 38 — 38
Citibank, Pay Underlying Reference: IDP
Education Monthly, Receive Variable
3.906% (1M ADBB + (0.40)%) Monthly,
1/20/26 241 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Suncorp Group Monthly, Receive Variable
3.905% (1M ADBB + (0.40)%) Monthly,
1/17/26 1,617 (18) — (18)
Citibank, Receive Underlying Reference:
Challenger Monthly, Pay Variable 4.705%
(1M ADBB + 0.40%) Monthly, 1/17/26 839 2 — 2
Citibank, Receive Underlying Reference:
Insurance Australia Group Monthly, Pay
Variable 4.705% (1M ADBB + 0.40%)
Monthly, 1/17/26 797 16 — 16
Citibank, Receive Underlying Reference:
Orica Monthly, Pay Variable 4.705% (1M
ADBB + 0.40%) Monthly, 1/17/26 1,305 8 — 8
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 3.905% (1M ADBB +
(0.40)%) Monthly, 1/20/26 466 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Harvey Norman Holdings
Monthly, Pay Variable 4.860% (1M ADBB +
0.55%) Monthly, 1/20/26 482 10 — 10
Total Australia — 23
Austria 0.0%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
3.404% (EUR ESTR + (0.30)%) Monthly,
1/17/26 522 (29) — (29)
Morgan Stanley, Receive Underlying
Reference: OMV Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/20/26 454 31 — 31
Morgan Stanley, Receive Underlying
Reference: voestalpine Monthly, Pay
Variable 3.958% (EUR ESTR + 0.35%)
Monthly, 1/20/26 215 9 — 9
Total Austria — 11
Bermuda 0.0%
Bank of America, Receive Underlying
Reference: James River Group Holdings
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/21/26 100 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Pay Variable 5.341%
(SOFR + 0.30%) Monthly, 1/18/26 368 11 — 11
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 545 49 — 49
Total Bermuda — 73
Brazil (0.0)%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 5.411% (SOFR + 0.35%)
Monthly, 1/21/26 232 (24) — (24)
Citibank, Receive Underlying Reference:
Vale Monthly, Pay Variable 5.565% (SOFR
+ 0.42%) Monthly, 1/18/26 220 (23) — (23)
Total Brazil — (47)
Canada (0.0)%
Bank of America, Pay Underlying
Reference: CGI Monthly, Receive Variable
4.710% (CORRA + (0.10)%) Monthly,
1/17/26 762 (32) — (32)
Bank of America, Receive Underlying
Reference: Canadian National Railway
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 343 (4) — (4)
Bank of America, Receive Underlying
Reference: Definity Financial Monthly,
Pay Variable 5.310% (CORRA + 0.50%)
Monthly, 1/17/26 167 5 — 5
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 5.310% (CORRA + 0.50%)
Monthly, 1/20/26 626 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.510% (CORRA +
(0.30)%) Monthly, 1/17/26 284 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Barrick Gold Monthly, Receive
Variable 4.510% (CORRA + (0.30)%)
Monthly, 1/17/26 538 46 — 46

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset Management,
Class A Monthly, Receive Variable 4.510%
(CORRA + (0.30)%) Monthly, 1/17/26 431 (10) — (10)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 4.510%
(CORRA + (0.30)%) Monthly, 1/17/26 1,604 — — —
Goldman Sachs, Receive Underlying
Reference: BRP Monthly, Pay Variable
5.110% (CORRA + 0.30%) Monthly,
1/20/26 315 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Definity Financial Monthly,
Pay Variable 5.110% (CORRA + 0.30%)
Monthly, 1/17/26 158 4 — 4
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
5.110% (CORRA + 0.30%) Monthly,
1/20/26 660 (66) — (66)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 5.110% (CORRA + 0.30%)
Monthly, 1/17/26 888 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Shopify, Class A Monthly,
Pay Variable 5.001% (CORRA + 0.40%)
Monthly, 1/20/26 338 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.410% (CORRA +
(0.40)%) Monthly, 1/20/26 625 27 — 27
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.410% (CORRA +
(0.40)%) Monthly, 1/20/26 126 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Restaurant Brands
International Monthly, Receive Variable
4.410% (CORRA + (0.40)%) Monthly,
1/20/26 512 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 4.410% (CORRA +
(0.40)%) Monthly, 1/20/26 3,244 (42) — (42)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.360% (CORRA + 0.55%) Monthly,
1/20/26 754 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Ivanhoe Mines, Class A
Monthly, Pay Variable 5.360% (CORRA +
0.55%) Monthly, 1/20/26 810 24 — 24
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 5.360% (CORRA +
0.55%) Monthly, 1/20/26 2,305 61 — 61
Total Canada — (29)
Cayman Islands (0.0)%
Citibank, Receive Underlying Reference:
BeiGene Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/21/26 97 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Li Auto Monthly, Pay Variable
5.066% (SOFR + 0.30%) Monthly, 1/21/26 212 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Sea Monthly, Pay Variable
5.184% (SOFR + 0.35%) Monthly, 1/21/26 107 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Sea Monthly, Pay Variable
5.391% (SOFR + 0.35%) Monthly, 1/21/26 195 13 — 13
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 136 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 51 (1) — (1)
Total Cayman Islands — (13)
China (0.0)%
UBS Investment Bank, Pay Underlying
Reference: PICC Proerty & Casualty, Class
H Monthly, Receive Variable 4.446% (1M
HKD HIBOR + (0.40)%) Monthly, 1/17/26
(HKD) 1,714 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Hangzhou Huawang New
Material Technology, Class A Monthly,
Pay Variable 3.882% (1M CNH HIBOR +
0.75%) Monthly, 1/17/26 992 (4) — (4)
Total China — (3)
Curacao 0.0%
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 136 1 — 1
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/21/26 131 1 — 1
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.610% (SOFR + 0.30%) Monthly,
1/21/26 71 — — —
JPMorgan Chase, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.391% (SOFR + 0.35%) Monthly,
1/21/26 345 2 — 2
Total Curacao — 4
Denmark 0.0%
Citibank, Pay Underlying Reference:
Pandora Monthly, Receive Variable 3.523%
(1M DKK CIBOR + (0.35)%) Monthly,
1/17/26 2,644 (11) — (11)
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 4.227% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/26 2,069 20 — 20
Goldman Sachs, Receive Underlying
Reference: Tryg Monthly, Pay Variable
4.227% (1M DKK CIBOR + 0.35%)
Monthly, 1/17/26 3,901 8 — 8
Morgan Stanley, Pay Underlying
Reference: Carlsberg, Class B Monthly,
Receive Variable 3.527% (1M DKK CIBOR
+ (0.35)%) Monthly, 1/20/26 3,634 17 — 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: ROCKWOOL, Class B Monthly,
Receive Variable 3.473% (1M DKK CIBOR
+ (0.40)%) Monthly, 1/20/26 1,618 4 — 4
Total Denmark — 38
France 0.1%
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable 3.258% (EUR ESTR + (0.35)%)
Monthly, 1/17/26 1,544 (78) — (78)
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/17/26 256 (4) — (4)
Bank of America, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/20/26 240 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
4.008% (EUR ESTR + 0.40%) Monthly,
1/17/26 1,316 81 — 81
Goldman Sachs, Receive Underlying
Reference: Remy Cointreau Monthly, Pay
Variable 4.008% (EUR ESTR + 0.40%)
Monthly, 1/17/26 272 3 — 3
Goldman Sachs, Receive Underlying
Reference: Remy Cointreau Monthly, Pay
Variable 4.008% (EUR ESTR + 0.40%)
Monthly, 1/20/26 63 1 — 1
Morgan Stanley, Pay Underlying
Reference: Alstom Monthly, Receive
Variable 3.258% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 682 8 — 8
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 3.258% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 1,072 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.616% (GBP SONIA + (0.31)%)
Monthly, 1/20/26 (GBP) 908 (27) — (27)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 3.258% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 670 1 — 1
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 3.258% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 504 4 — 4
Morgan Stanley, Receive Underlying
Reference: Remy Cointreau Monthly, Pay
Variable 3.958% (EUR ESTR + 0.35%)
Monthly, 1/20/26 313 3 — 3
Morgan Stanley, Receive Underlying
Reference: Sartorius Stedim Biotech
Monthly, Pay Variable 3.958% (EUR ESTR
+ 0.35%) Monthly, 1/20/26 343 31 — 31
UBS Investment Bank, Receive Underlying
Reference: Keyence Monthly, Pay Variable
0.337% (JPY TONA + 0.35%) Monthly,
1/20/26 (JPY) 215,530 119 — 119
Total France — 114
Germany 0.1%
Bank of America, Pay Underlying
Reference: Allianz Monthly, Receive
Variable 3.258% (EUR ESTR + (0.35)%)
Monthly, 1/17/26 1,162 (29) — (29)
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 4.008% (EUR ESTR + 0.40%)
Monthly, 1/17/26 1,211 2 — 2
Goldman Sachs, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 4.008% (EUR ESTR + 0.40%)
Monthly, 1/17/26 290 35 — 35
Goldman Sachs, Receive Underlying
Reference: Puma Monthly, Pay Variable
4.008% (EUR ESTR + 0.40%) Monthly,
1/17/26 345 (73) — (73)
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly, Pay
Variable 3.958% (EUR ESTR + 0.35%)
Monthly, 1/20/26 1,164 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 3.958% (EUR ESTR + 0.35%)
Monthly, 1/20/26 292 36 — 36
Morgan Stanley, Pay Underlying
Reference: Deutsche Boerse Monthly,
Receive Variable 3.258% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 453 9 — 9
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 3.258% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 686 11 — 11
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/20/26 868 103 — 103
Morgan Stanley, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 4.250% (EUR ESTR + 0.35%)
Monthly, 1/20/26 231 8 — 8
Morgan Stanley, Receive Underlying
Reference: Zalando Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/20/26 412 23 — 23
UBS Investment Bank, Pay Underlying
Reference: Delivery Hero Monthly, Receive
Variable 3.500% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 477 (1) — (1)
Total Germany — 110
Hong Kong (0.0)%
UBS Investment Bank, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 5.196% (1M HKD HIBOR +
0.35%) Monthly, 1/17/26 7,220 (33) — (33)
Total Hong Kong — (33)
Ireland 0.0%
Citibank, Pay Underlying Reference: Aon,
Class A Monthly, Receive Variable 4.965%
(SOFR + (0.18)%) Monthly, 1/18/26 364 (3) — (3)
Citibank, Pay Underlying Reference:
James Hardie Industries Monthly, Receive
Variable 3.905% (1M ADBB + (0.40)%)
Monthly, 1/20/26 (AUD) 374 (20) — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Smurfit Kappa Group Monthly, Receive
Variable 4.736% (GBP SONIA + (0.277)%)
Monthly, 1/17/26 (GBP) 503 30 — 30
Citibank, Pay Underlying Reference:
Smurfit Kappa Group Monthly, Receive
Variable 4.736% (GBP SONIA + (0.277)%)
Monthly, 1/20/26 (GBP) 598 36 — 36
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/18/26 582 4 — 4
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 770 21 — 21
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 1,226 (9) — (9)
Total Ireland — 59
Italy 0.1%
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 3.338% (EUR ESTR + (0.27)%)
Monthly, 1/17/26 738 61 — 61
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
4.008% (EUR ESTR + 0.40%) Monthly,
1/17/26 347 (26) — (26)
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly, Pay
Variable 4.008% (EUR ESTR + 0.40%)
Monthly, 1/17/26 854 46 — 46
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/20/26 729 46 — 46
Total Italy — 127
Japan (0.2)%
Citigroup Global Markets, Pay Underlying
Reference: Ezaki Glico Monthly, Receive
Variable (0.763)% (JPY TONA + (0.75)%)
Monthly, 1/20/26 37,367 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citigroup Global Markets, Pay Underlying
Reference: Suzuki Motor Monthly, Receive
Variable (0.433)% (JPY TONA + (0.42)%)
Monthly, 1/17/26 35,748 (25) — (25)
Citigroup Global Markets, Receive
Underlying Reference: Kao Monthly, Pay
Variable 0.367% (JPY TONA + 0.38%)
Monthly, 1/17/26 47,432 — — —
Citigroup Global Markets, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 0.367% (JPY TONA + 0.38%)
Monthly, 1/20/26 27,869 — — —
Morgan Stanley, Pay Underlying
Reference: Astellas Pharma Monthly,
Receive Variable (0.434)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 249,038 31 — 31
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 239,040 (129) — (129)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 158,032 (81) — (81)
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive Variable
(0.434)% (JPY TONA + (0.42)%) Monthly,
1/20/26 173,376 (58) — (58)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 48,199 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 120,109 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Kirin Holdings Monthly,
Receive Variable (0.434)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 42,720 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 105,540 (95) — (95)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Chemical Group
Monthly, Receive Variable (0.434)% (JPY
TONA + (0.42)%) Monthly, 1/20/26 322,291 (90) — (90)
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 105,266 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: Renesas Electronics Monthly,
Receive Variable (0.434)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 38,646 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Metal Mining
Monthly, Receive Variable (0.434)% (JPY
TONA + (0.42)%) Monthly, 1/20/26 54,928 14 — 14
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.434)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 46,985 2 — 2
Morgan Stanley, Pay Underlying
Reference: Tosoh Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 55,343 11 — 11
Morgan Stanley, Pay Underlying
Reference: Yakult Honsha Monthly,
Receive Variable (0.434)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 40,345 6 — 6
Morgan Stanley, Pay Underlying
Reference: Yamaha Monthly, Receive
Variable (0.434)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 51,252 20 — 20
Morgan Stanley, Receive Underlying
Reference: Benefit One Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 70,384 — — —
Morgan Stanley, Receive Underlying
Reference: CyberAgent Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 156,420 77 — 77
Morgan Stanley, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.520% (JPY TONA + 0.53%)
Monthly, 1/20/26 48,647 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.516% (JPY TONA
+ 0.53%) Monthly, 1/20/26 120,879 (31) — (31)
Morgan Stanley, Receive Underlying
Reference: Horiba Monthly, Pay Variable
0.516% (JPY TONA + 0.53%) Monthly,
1/20/26 113,092 40 — 40
Morgan Stanley, Receive Underlying
Reference: JINS Holdings Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 47,348 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: MISUMI Group Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 181,291 19 — 19
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.516% (JPY TONA
+ 0.53%) Monthly, 1/20/26 61,685 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 71,513 11 — 11
Morgan Stanley, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 57,030 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing Monthly,
Pay Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 79,135 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay Variable
0.516% (JPY TONA + 0.53%) Monthly,
1/20/26 92,833 24 — 24
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.516% (JPY TONA
+ 0.53%) Monthly, 1/20/26 81,289 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Nitori Holdings Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 166,388 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Olympus Monthly, Pay Variable
0.516% (JPY TONA + 0.53%) Monthly,
1/20/26 91,324 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Persol Holdings Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 54,044 1 — 1
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 54,060 (21) — (21)
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.516% (JPY TONA + 0.53%) Monthly,
1/20/26 91,121 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 36,597 2 — 2
Morgan Stanley, Receive Underlying
Reference: SMC Monthly, Pay Variable
0.516% (JPY TONA + 0.53%) Monthly,
1/20/26 287,232 (36) — (36)
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 36,668 1 — 1
Morgan Stanley, Receive Underlying
Reference: SUMCO Monthly, Pay Variable
0.516% (JPY TONA + 0.53%) Monthly,
1/20/26 227,024 (36) — (36)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.516% (JPY TONA
+ 0.53%) Monthly, 1/20/26 45,338 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 25,452 1 — 1
Morgan Stanley, Receive Underlying
Reference: Terumo Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/20/26 37,988 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Tokyo Seimitsu Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 42,674 13 — 13
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 0.516% (JPY TONA + 0.53%)
Monthly, 1/20/26 252,054 83 — 83
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Electric Industries
Monthly, Receive Variable (0.405)% (JPY
TONA + (0.40)%) Monthly, 1/17/26 49,446 (24) — (24)
UBS Investment Bank, Pay Underlying
Reference: Unicharm Monthly, Receive
Variable (0.363)% (JPY TONA + (0.35)%)
Monthly, 1/20/26 149,466 9 — 9
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/26 27,172 14 — 14
UBS Investment Bank, Receive Underlying
Reference: Harmonic Drive Systems
Monthly, Pay Variable 0.337% (JPY TONA
+ 0.35%) Monthly, 1/20/26 35,068 (22) — (22)
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/26 72,131 18 — 18
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/26 107,651 10 — 10
Total Japan — (374)
Jersey 0.0%
Citibank, Receive Underlying Reference:
Amcor Monthly, Pay Variable 4.705% (1M
ADBB + 0.40%) Monthly, 1/17/26 (AUD) 412 3 — 3
Total Jersey — 3
Liberia 0.0%
Morgan Stanley, Receive Underlying
Reference: Royal Caribbean Cruises
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 287 10 — 10
Total Liberia — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Luxembourg 0.0%
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
4.008% (EUR ESTR + 0.40%) Monthly,
1/17/26 356 3 — 3
Total Luxembourg — 3
Mexico 0.0%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL Monthly,
Pay Variable 12.049% (MXIBTIIE + 0.55%)
Monthly, 1/20/26 79 — — —
Total Mexico — —
Netherlands 0.0%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/17/26 661 (3) — (3)
Bank of America, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable 3.958% (EUR ESTR + 0.35%)
Monthly, 1/20/26 490 12 — 12
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay Variable
4.008% (EUR ESTR + 0.40%) Monthly,
1/17/26 189 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: NN Group Monthly, Pay
Variable 3.665% (EUR ESTR + 0.40%)
Monthly, 1/20/26 550 9 — 9
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 3.258% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 444 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: Euronext Monthly, Pay Variable
3.958% (EUR ESTR + 0.35%) Monthly,
1/20/26 216 6 — 6
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 647 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 3.258% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 152 (5) — (5)
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable 3.304% (EUR
ESTR + (0.40)%) Monthly, 1/17/26 410 17 — 17
UBS Investment Bank, Receive Underlying
Reference: Adyen Monthly, Pay Variable
4.054% (EUR ESTR + 0.35%) Monthly,
1/20/26 534 12 — 12
UBS Investment Bank, Receive Underlying
Reference: ASR Nederland Monthly, Pay
Variable 4.054% (EUR ESTR + 0.35%)
Monthly, 1/20/26 418 1 — 1
Total Netherlands — 30
Norway 0.0%
Citibank, Pay Underlying Reference: Aker
Monthly, Receive Variable 4.260% (1M
NOK NIBOR + (0.35)%) Monthly, 1/17/26 10,392 30 — 30
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 4.960% (1M NOK NIBOR +
0.35%) Monthly, 1/17/26 3,119 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Norsk Hydro Monthly, Pay
Variable 4.960% (1M NOK NIBOR +
0.35%) Monthly, 1/17/26 2,818 (3) — (3)
UBS Investment Bank, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 4.960% (1M NOK NIBOR +
0.35%) Monthly, 1/17/26 5,750 18 — 18
Total Norway — 29
Portugal (0.0)%
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 3.958% (EUR ESTR + 0.35%)
Monthly, 1/20/26 664 (13) — (13)
Total Portugal — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Spain (0.0)%
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 4.008% (EUR ESTR + 0.40%)
Monthly, 1/17/26 248 4 — 4
Morgan Stanley, Pay Underlying
Reference: Industria de Diseno Textil
Monthly, Receive Variable 3.258% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 1,589 (33) — (33)
Total Spain — (29)
Sweden (0.0)%
Citibank, Pay Underlying Reference: H
& M Hennes & Mauritz, Class B Monthly,
Receive Variable 3.684% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/20/26 5,274 40 — 40
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
4.373% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/26 4,698 4 — 4
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 4.377% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,198 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
4.427% (1M SEK STIBOR + 0.40%)
Monthly, 1/20/26 2,979 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: SKF, Class B Monthly, Receive
Variable 3.677% (1M SEK STIBOR +
(0.35)%) Monthly, 1/20/26 5,134 (27) — (27)
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 4.373% (1M SEK STIBOR +
0.35%) Monthly, 1/17/26 6,224 (24) — (24)
UBS Investment Bank, Receive Underlying
Reference: Sandvik Monthly, Pay Variable
4.373% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/26 7,095 16 — 16
Total Sweden — (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Switzerland 0.1%
Bank of America, Receive Underlying
Reference: Julius Baer Group Monthly,
Pay Variable 1.918% (SARON + 0.35%)
Monthly, 1/20/26 466 (2) — (2)
Bank of America, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 1.918% (SARON + 0.35%)
Monthly, 1/20/26 290 (2) — (2)
Citigroup Global Markets, Pay Underlying
Reference: Geberit Monthly, Receive
Variable 1.187% (SARON + (0.42)%)
Monthly, 1/17/26 267 13 — 13
Citigroup Global Markets, Pay Underlying
Reference: SGS Monthly, Receive Variable
1.357% (SARON + (0.25)%) Monthly,
1/17/26 178 (23) — (23)
Citigroup Global Markets, Pay Underlying
Reference: UBS Group Monthly, Receive
Variable 1.187% (SARON + (0.42)%)
Monthly, 1/17/26 275 (5) — (5)
Citigroup Global Markets, Receive
Underlying Reference: Nestle Monthly,
Pay Variable 1.887% (SARON + 0.28%)
Monthly, 1/17/26 689 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Nestle Monthly, Pay Variable
1.858% (SARON + 0.29%) Monthly,
1/17/26 319 5 — 5
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 1.968%
(SARON + 0.40%) Monthly, 1/20/26 626 126 — 126
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable 1.158% (SARON +
(0.41)%) Monthly, 1/20/26 368 6 — 6
Morgan Stanley, Pay Underlying
Reference: Sandoz Group Monthly,
Receive Variable 1.158% (SARON +
(0.41)%) Monthly, 1/20/26 792 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 1.158% (SARON +
(0.41)%) Monthly, 1/20/26 290 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 1.158% (SARON + (0.41)%)
Monthly, 1/20/26 280 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Nestle Monthly, Pay Variable
1.858% (SARON + 0.29%) Monthly,
1/20/26 451 7 — 7
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 1.207% (SARON +
(0.40)%) Monthly, 1/17/26 283 (16) — (16)
Total Switzerland — 58
United Kingdom (0.0)%
Bank of America, Receive Underlying
Reference: HSBC Holdings Monthly, Pay
Variable 5.276% (GBP SONIA + 0.35%)
Monthly, 1/20/26 293 13 — 13
Bank of America, Receive Underlying
Reference: Rentokil Initial Monthly, Pay
Variable 5.276% (GBP SONIA + 0.35%)
Monthly, 1/17/26 106 (4) — (4)
Bank of America, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 5.276% (GBP SONIA + 0.35%)
Monthly, 1/17/26 320 (33) — (33)
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable 4.703%
(GBP SONIA + (0.31)%) Monthly, 1/17/26 884 (33) — (33)
Citibank, Pay Underlying Reference: JD
Sports Fashion Monthly, Receive Variable
4.703% (GBP SONIA + (0.31)%) Monthly,
1/17/26 222 6 — 6
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 4.703% (GBP SONIA + (0.31)%)
Monthly, 1/17/26 509 (9) — (9)
Citibank, Pay Underlying Reference: Next
Monthly, Receive Variable 4.308% (GBP
SONIA + (0.31)%) Monthly, 1/20/26 456 (7) — (7)
Citibank, Pay Underlying Reference: Next
Monthly, Receive Variable 4.880% (GBP
SONIA + (0.31)%) Monthly, 1/20/26 149 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference: Shell
Monthly, Receive Variable 4.703% (GBP
SONIA + (0.31)%) Monthly, 1/17/26 978 26 — 26
Citibank, Receive Underlying Reference:
Melrose Industries Monthly, Pay Variable
5.403% (GBP SONIA + 0.39%) Monthly,
1/17/26 339 5 — 5
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay Variable
5.306% (GBP SONIA + 0.38%) Monthly,
1/17/26 379 10 — 10
Goldman Sachs, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
5.306% (GBP SONIA + 0.38%) Monthly,
1/17/26 998 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 5.306% (GBP SONIA + 0.38%)
Monthly, 1/17/26 722 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.306% (GBP SONIA + 0.38%) Monthly,
1/17/26 936 17 — 17
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 365 13 — 13
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.610% (SOFR + 0.30%) Monthly,
1/21/26 71 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: BP Monthly, Pay Variable
5.276% (GBP SONIA + 0.35%) Monthly,
1/20/26 599 13 — 13
JPMorgan Chase, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 5.276% (GBP SONIA + 0.35%)
Monthly, 1/20/26 316 — — —
Morgan Stanley, Pay Underlying
Reference: Antofagasta Monthly, Receive
Variable 4.616% (GBP SONIA + (0.31)%)
Monthly, 1/20/26 700 (59) — (59)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: GSK Monthly, Receive Variable
4.616% (GBP SONIA + (0.31)%) Monthly,
1/20/26 835 10 — 10
Morgan Stanley, Pay Underlying
Reference: Mondi Monthly, Receive
Variable 4.616% (GBP SONIA + (0.31)%)
Monthly, 1/20/26 880 20 — 20
Morgan Stanley, Receive Underlying
Reference: Ascential Monthly, Pay Variable
5.316% (GBP SONIA + 0.39%) Monthly,
1/20/26 861 54 — 54
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.363% (GBP SONIA + 0.35%)
Monthly, 1/20/26 443 (38) — (38)
Total United Kingdom — (12)
United States 0.1%
Bank of America, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 862 (43) — (43)
Bank of America, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 297 (15) — (15)
Bank of America, Pay Underlying
Reference: CBIZ Monthly, Receive Variable
4.741% (SOFR + (0.30)%) Monthly,
1/18/26 286 (3) — (3)
Bank of America, Pay Underlying
Reference: CVS Health Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 305 10 — 10
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 1,393 53 — 53
Bank of America, Pay Underlying
Reference: Meta Platforms, Class A
Monthly, Receive Variable 4.741% (SOFR
+ (0.30)%) Monthly, 1/18/26 75 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Meta Platforms, Class A
Monthly, Receive Variable 4.741% (SOFR
+ (0.30)%) Monthly, 1/21/26 122 (7) — (7)
Bank of America, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable 4.741% (SOFR
+ (0.30)%) Monthly, 1/18/26 1,452 (13) — (13)
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 714 18 — 18
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/21/26 1,228 31 — 31
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
4.741% (SOFR + (0.30)%) Monthly,
1/18/26 223 14 — 14
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 562 4 — 4
Bank of America, Pay Underlying
Reference: Walt Disney Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 293 (9) — (9)
Bank of America, Receive Underlying
Reference: Ares Management, Class A
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 647 24 — 24
Bank of America, Receive Underlying
Reference: Carrier Global Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 688 (13) — (13)
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 5.341% (SOFR + 0.30%)
Monthly, 1/18/26 403 20 — 20
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/18/26 598 48 — 48

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/21/26 834 67 — 67
Bank of America, Receive Underlying
Reference: Constellation Energy Monthly,
Pay Variable 5.134% (SOFR + 0.30%)
Monthly, 1/21/26 286 16 — 16
Bank of America, Receive Underlying
Reference: DocuSign Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/21/26 284 (9) — (9)
Bank of America, Receive Underlying
Reference: Edwards Lifesciences Monthly,
Pay Variable 5.341% (SOFR + 0.30%)
Monthly, 1/18/26 273 16 — 16
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 582 23 — 23
Bank of America, Receive Underlying
Reference: ImmunoGen Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/21/26 357 (5) — (5)
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 410 3 — 3
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 204 (3) — (3)
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 175 (1) — (1)
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/18/26 174 1 — 1
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/21/26 136 1 — 1
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.610% (SOFR + 0.30%) Monthly, 1/21/26 72 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 380 (16) — (16)
Bank of America, Receive Underlying
Reference: Pioneer Natural Resources
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 845 44 — 44
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 504 27 — 27
Bank of America, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 491 25 — 25
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/18/26 563 15 — 15
Bank of America, Receive Underlying
Reference: Samsara, Class A Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 396 (27) — (27)
Bank of America, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 5.341% (SOFR + 0.30%)
Monthly, 1/18/26 730 28 — 28
Bank of America, Receive Underlying
Reference: Tenet Healthcare Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 285 6 — 6
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/18/26 114 — — —
Citibank, Pay Underlying Reference:
Centene Monthly, Receive Variable 4.965%
(SOFR + (0.18)%) Monthly, 1/18/26 433 10 — 10
Citibank, Pay Underlying Reference:
Encore Wire Monthly, Receive Variable
4.965% (SOFR + (0.18)%) Monthly,
1/18/26 284 (13) — (13)
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive Variable
4.965% (SOFR + (0.18)%) Monthly,
1/18/26 564 42 — 42

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference: Palo
Alto Networks Monthly, Receive Variable
4.965% (SOFR + (0.18)%) Monthly,
1/18/26 702 (116) — (116)
Citibank, Pay Underlying Reference: Ralph
Lauren Monthly, Receive Variable 4.965%
(SOFR + (0.18)%) Monthly, 1/18/26 286 4 — 4
Citibank, Pay Underlying Reference:
Rockwell Automation Monthly, Receive
Variable 4.965% (SOFR + (0.18)%)
Monthly, 1/18/26 272 48 — 48
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/21/26 376 14 — 14
Citibank, Receive Underlying Reference:
Broadridge Financial Solutions Monthly,
Pay Variable 5.565% (SOFR + 0.42%)
Monthly, 1/18/26 366 6 — 6
Citibank, Receive Underlying Reference:
Catelent Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/18/26 564 58 — 58
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/18/26 601 30 — 30
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/18/26 913 (24) — (24)
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 5.565% (SOFR
+ 0.42%) Monthly, 1/18/26 243 (19) — (19)
Citibank, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/18/26 1,048 (63) — (63)
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/18/26 431 4 — 4
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.565% (SOFR + 0.42%) Monthly,
1/18/26 1,055 (53) — (53)
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/18/26 306 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Target Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/18/26 420 (9) — (9)
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/18/26 592 (17) — (17)
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.565% (SOFR + 0.42%) Monthly, 1/18/26 535 49 — 49
Citibank, Receive Underlying Reference:
Westrock Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/18/26 695 (41) — (41)
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 5.565%
(SOFR + 0.42%) Monthly, 1/21/26 253 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: Allient Energy Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 863 21 — 21
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.741% (SOFR
+ (0.30)%) Monthly, 1/18/26 1,439 54 — 54
Goldman Sachs, Pay Underlying
Reference: CBRE Group, Class A Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/21/26 241 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Charles River Laboratories
International Monthly, Receive Variable
4.741% (SOFR + (0.30)%) Monthly,
1/18/26 497 (23) — (23)
Goldman Sachs, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable 4.741%
(SOFR + (0.30)%) Monthly, 1/21/26 1,777 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Digital Realty Trust Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 272 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Estee Lauder, Class A Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 479 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Gilead Sciences Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 294 27 — 27
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology
Monthly, Receive Variable 4.353% (SOFR
+ (0.688)%) Monthly, 1/18/26 227 3 — 3
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology
Monthly, Receive Variable 4.353% (SOFR
+ (0.688)%) Monthly, 1/21/26 54 1 — 1
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Consumer
Discretionary Monthly, Receive Variable
3.144% (SOFR + (1.897)%) Monthly,
1/18/26 264 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Consumer
Discretionary Monthly, Receive Variable
3.144% (SOFR + (1.897)%) Monthly,
1/21/26 51 — — —
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Medical Devices
ETF Monthly, Receive Variable 4.503%
(SOFR + (0.538)%) Monthly, 1/21/26 294 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 318 12 — 12
Goldman Sachs, Pay Underlying
Reference: Moderna Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 225 3 — 3
Goldman Sachs, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/21/26 241 6 — 6
Goldman Sachs, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/21/26 1,952 61 — 61

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Pinnacle West Capital Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 301 1 — 1
Goldman Sachs, Pay Underlying
Reference: SBA Communications Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 903 56 — 56
Goldman Sachs, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 385 58 — 58
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 1,124 8 — 8
Goldman Sachs, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 985 20 — 20
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 4.741% (SOFR + (0.30)%)
Monthly, 1/18/26 333 11 — 11
Goldman Sachs, Receive Underlying
Reference: Amgen Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/18/26 805 27 — 27
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 601 13 — 13
Goldman Sachs, Receive Underlying
Reference: Cencora Monthly, Pay Variable
5.341% (SOFR + 0.30%) Monthly, 1/18/26 582 35 — 35
Goldman Sachs, Receive Underlying
Reference: CenterPoint Energy Monthly,
Pay Variable 5.341% (SOFR + 0.30%)
Monthly, 1/21/26 1,195 (28) — (28)
Goldman Sachs, Receive Underlying
Reference: Financial Select Sector SPDR
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/21/26 282 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 5.341% (SOFR + 0.30%)
Monthly, 1/18/26 359 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: LPL Financial Holdings
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 292 7 — 7
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 5.341% (SOFR + 0.30%)
Monthly, 1/18/26 335 (19) — (19)
Goldman Sachs, Receive Underlying
Reference: Stanley Black & Decker
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/18/26 503 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: VanEck Oil Services ETF
Monthly, Pay Variable 5.341% (SOFR +
0.30%) Monthly, 1/21/26 259 6 — 6
Goldman Sachs, Receive Underlying
Reference: Vanguard Communicaiton
Services Monthly, Pay Variable 5.341%
(SOFR + 0.30%) Monthly, 1/18/26 259 8 — 8
Goldman Sachs, Receive Underlying
Reference: Vanguard Communicaiton
Services Monthly, Pay Variable 5.341%
(SOFR + 0.30%) Monthly, 1/21/26 47 2 — 2
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 5.341% (SOFR + 0.30%) Monthly,
1/18/26 456 13 — 13
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.823% (SOFR + (0.55)%)
Quarterly, 3/20/24 1,133 (106) (7) (99)
JPMorgan Chase, Pay Underlying
Reference: Apple Monthly, Receive
Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 1,001 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 4.791% (SOFR
+ (0.25)%) Monthly, 1/21/26 294 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 961 (54) — (54)
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.623% (SOFR + (0.75)%)
Quarterly, 3/20/24 1,592 (181) — (181)
JPMorgan Chase, Pay Underlying
Reference: CoStar Group Monthly,
Receive Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 685 (13) — (13)
JPMorgan Chase, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 1,448 (73) — (73)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.873% (SOFR + (0.50)%)
Quarterly, 3/20/24 502 (51) — (51)
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 405 13 — 13
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly, Receive
Variable 4.584% (SOFR + (0.25)%)
Monthly, 1/21/26 250 (16) — (16)
JPMorgan Chase, Pay Underlying
Reference: ON Semiconductor Monthly,
Receive Variable 4.584% (SOFR + (0.25)%)
Monthly, 1/21/26 1,038 50 — 50
JPMorgan Chase, Pay Underlying
Reference: PayPal Holdings Monthly,
Receive Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 212 (10) — (10)
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 809 31 — 31
JPMorgan Chase, Pay Underlying
Reference: Texas Instruments Monthly,
Receive Variable 4.791% (SOFR + (0.25)%)
Monthly, 1/21/26 1,150 20 — 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: United Parcel Service, Class B
Monthly, Receive Variable 4.791% (SOFR
+ (0.25)%) Monthly, 1/21/26 619 55 — 55
JPMorgan Chase, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 5.184% (SOFR +
0.35%) Monthly, 1/21/26 472 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 1.800% (SOFR + 0.35%) Monthly,
1/21/26 10 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 3.730% (SOFR + 0.35%) Monthly,
1/21/26 19 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 4.374% (SOFR + 0.35%) Monthly,
1/21/26 6 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 4.374% (SOFR + 0.35%) Monthly,
1/21/26 8 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.023% (SOFR + 0.35%) Monthly,
1/21/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.116% (SOFR + 0.35%) Monthly,
1/21/26 18 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.184% (SOFR + 0.35%) Monthly,
1/21/26 27 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.238% (SOFR + 0.35%) Monthly,
1/21/26 11 — — —
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.281% (SOFR + 0.35%) Monthly,
1/21/26 6 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.391% (SOFR + 0.35%) Monthly,
1/21/26 370 18 — 18
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.660% (SOFR + 0.35%) Monthly,
1/21/26 91 — — —
JPMorgan Chase, Receive Underlying
Reference: Biogen Monthly, Pay Variable
5.391% (SOFR + 0.35%) Monthly, 1/21/26 1,058 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay Variable
5.391% (SOFR + 0.35%) Monthly, 1/21/26 298 (27) — (27)
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 5.281% (SOFR + 0.35%) Monthly,
1/21/26 245 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
5.391% (SOFR + 0.35%) Monthly, 1/21/26 807 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
1.800% (SOFR + 0.35%) Monthly, 1/21/26 5 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
3.730% (SOFR + 0.35%) Monthly, 1/21/26 13 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
4.374% (SOFR + 0.35%) Monthly, 1/21/26 18 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
5.023% (SOFR + 0.35%) Monthly, 1/21/26 14 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
5.116% (SOFR + 0.35%) Monthly, 1/21/26 13 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
5.184% (SOFR + 0.35%) Monthly, 1/21/26 25 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay Variable
5.660% (SOFR + 0.35%) Monthly, 1/21/26 29 — — —
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
5.391% (SOFR + 0.35%) Monthly, 1/21/26 818 37 — 37

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Microchip Technology Monthly,
Pay Variable 5.184% (SOFR + 0.35%)
Monthly, 1/21/26 307 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: NiSource Monthly, Pay Variable
5.391% (SOFR + 0.35%) Monthly, 1/21/26 462 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly, Pay
Variable 5.391% (SOFR + 0.35%) Monthly,
1/21/26 278 7 — 7
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 644 2 — 2
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 4.841% (SOFR
+ (0.20)%) Monthly, 1/21/26 537 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 360 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 1,350 (65) — (65)
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 1,719 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 1,087 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 479 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Host Hotels & Resorts Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 1,012 32 — 32

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 469 6 — 6
Morgan Stanley, Pay Underlying
Reference: Intuit Monthly, Receive Variable
4.634% (SOFR + (0.20)%) Monthly,
1/21/26 1,438 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: iShares Expanded Tec-
Software Sector Monthly, Receive Variable
4.144% (SOFR + (0.98)%) Monthly,
1/21/26 323 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: iShares Semiconductor
Monthly, Receive Variable 3.544% (SOFR
+ (1.53)%) Monthly, 1/21/26 285 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 409 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 4.841% (SOFR
+ (0.20)%) Monthly, 1/21/26 995 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 337 3 — 3
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Communities Monthly, Receive Variable
4.841% (SOFR + (0.20)%) Monthly,
1/21/26 227 16 — 16
Morgan Stanley, Pay Underlying
Reference: Moody's Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 529 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
4.841% (SOFR + (0.20)%) Monthly,
1/21/26 294 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: PVH Monthly, Receive Variable
4.841% (SOFR + (0.20)%) Monthly,
1/21/26 397 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: ServiceNow Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 265 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 724 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Southern Copper Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 388 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 525 — — —
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 1,471 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 948 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary Monthly, Receive Variable
2.315% (SOFR + (3.98)%) Monthly,
1/21/26 30 — — —
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary Monthly, Receive Variable
2.365% (SOFR + (3.98)%) Monthly,
1/21/26 261 4 — 4
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.841% (SOFR + (0.20)%)
Monthly, 1/21/26 937 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 18 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 209 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 710 78 — 78
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 397 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 1,271 8 — 8
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 402 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 482 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 360 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Comcast, Class A Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 223 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Comcast, Class A Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 236 18 — 18
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 373 9 — 9
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 198 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Essex Property Trust Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 247 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 543 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 284 5 — 5
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 307 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Huntington Ingalls Industries
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 728 9 — 9
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 239 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 507 25 — 25
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 233 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly, Pay
Variable 5.166% (SOFR + 0.40%) Monthly,
1/21/26 269 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 741 60 — 60
Morgan Stanley, Receive Underlying
Reference: Materials Select Sector SPDR
Fund Monthly, Pay Variable 5.441% (SOFR
+ 0.40%) Monthly, 1/21/26 287 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Mckesson Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 375 8 — 8
Morgan Stanley, Receive Underlying
Reference: Netfilx Monthly, Pay Variable
1.850% (SOFR + 0.40%) Monthly, 1/21/26 466 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 922 32 — 32
Morgan Stanley, Receive Underlying
Reference: Penumbra Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 293 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 667 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Prologis Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 236 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 215 6 — 6
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 281 32 — 32
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 234 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 365 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 780 16 — 16
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 280 7 — 7
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Retail Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 273 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Splunk Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 1,821 4 — 4
Morgan Stanley, Receive Underlying
Reference: Teradyne Monthly, Pay Variable
5.234% (SOFR + 0.40%) Monthly, 1/21/26 212 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Teradyne Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 329 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: Teradyne Monthly, Pay Variable
5.710% (SOFR + 0.40%) Monthly, 1/21/26 71 — — —
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 511 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Travelers Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 281 20 — 20
Morgan Stanley, Receive Underlying
Reference: Uber Technologies Monthly,
Pay Variable 5.441% (SOFR + 0.40%)
Monthly, 1/21/26 532 12 — 12
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 797 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 5.441% (SOFR + 0.40%) Monthly,
1/21/26 583 8 — 8
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 5.441% (SOFR +
0.40%) Monthly, 1/21/26 325 7 — 7
Morgan Stanley, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
5.441% (SOFR + 0.40%) Monthly, 1/21/26 239 (6) — (6)
Total United States (7) 173
Total Bilateral Total Return Swaps (7) 303

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Brazil 0.0%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 11.075% at Maturity,
Pay Variable 11.65% (BRL CDI) at Maturity,
1/4/27 * 5,000 25 — 25
Total Brazil — 25
Total Bilateral Interest Rate Swaps — 25
Total Bilateral Swaps (728) 506
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.4)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (12) (19) 7
Total Australia 7
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,765 (137) (69) (68)
Total Canada (68)
Chile (0.0)%
Protection Bought (Relevant Credit:
Republic of Chile), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 535 (11) (6) (5)
Total Chile (5)
Colombia 0.0%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 441 8 39 (31)
Total Colombia (31)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 379 14 19 (5)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/28 450 (49) (17) (32)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/28 850 (71) (17) (54)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,890 12 99 (87)
Total Foreign/Europe (178)
Oman 0.0%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 703 4 18 (14)
Total Oman (14)
Peru (0.0)%
Protection Bought (Relevant Credit:
Republic of Peru), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 267 (4) (1) (3)
Total Peru (3)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 375 11 23 (12)
Total South Africa (12)
United States (0.3)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,230 (60) (5) (55)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 880 (2) 47 (49)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 760 (76) (71) (5)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 822 (14) 1 (15)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 420 (52) (8) (44)
Protection Bought (Relevant Credit: Hertz),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/29 315 (4) — (4)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 762 (112) (91) (21)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 137 10 25 (15)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 1,305 (47) (17) (30)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 902 (59) (20) (39)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 7,927 (487) (386) (101)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 160 (2) 8 (10)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (5) (3) (2)
Protection Bought (Relevant Credit: The
Gap), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 130 3 21 (18)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: United
Airlines Holdings), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 599 (12) (1) (11)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 200 12 30 (18)
Total United States (437)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (741)
Credit Default Swaps, Protection Sold 0.6%
China 0.0%
Protection Sold (Relevant Credit: People’s
Republic of China, A1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) 840 15 7 8
Total China 8
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 1,642 175 72 103
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/28 460 38 40 (2)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 580 13 13 —
Total Foreign/Europe 101
Israel (0.0)%
Protection Sold (Relevant Credit: Teva
Pharmaceutical Industries, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (USD) 340 (10) (32) 22
Total Israel 22
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 4 2 2
Total Luxembourg 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 381 73 61 12
Total Spain 12
United States 0.5%
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 82 1 (3) 4
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 105 — (8) 8
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 6 4 2
Protection Sold (Relevant Credit: Markit
CDX.EM-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 2,163 (74) (70) (4)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 6,038 438 (90) 528
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,372 153 9 144
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 3,565 232 66 166
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 2,008 124 8 116
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 7,167 441 442 (1)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 927 18 6 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 1,890 38 39 (1)
Total United States 974
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,119
Interest Rate Swaps (0.1)%
Canada (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.836% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/9/33 253 (7) — (7)
10 Year Interest Rate Swap, Pay Fixed
3.842% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/9/33 289 (8) — (8)
10 Year Interest Rate Swap, Pay Fixed
3.847% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/9/33 254 (7) — (7)
10 Year Interest Rate Swap, Pay Fixed
3.851% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/9/33 254 (7) — (7)
10 Year Interest Rate Swap, Pay Fixed
4.063% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 140 (5) — (5)
10 Year Interest Rate Swap, Pay Fixed
4.066% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 140 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
4.069% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 281 (11) — (11)
10 Year Interest Rate Swap, Pay Fixed
4.070% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 140 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
4.073% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 140 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
4.074% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 140 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
4.075% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/2/33 142 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
4.145% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/1/33 279 (13) — (13)
10 Year Interest Rate Swap, Pay Fixed
4.153% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/1/33 283 (13) — (13)
10 Year Interest Rate Swap, Pay Fixed
4.173% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/1/33 559 (26) — (26)
Total Canada (127)
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.830% Quarterly, Receive Variable
2.400% (7 Day Interbank Repo) Quarterly,
3/20/28 10,360 (44) — (44)
5 Year Interest Rate Swap, Receive Fixed
2.210% Quarterly, Pay Variable 2.350% (7
Day Interbank Repo) Quarterly, 1/10/29 1,508 1 — 1
5 Year Interest Rate Swap, Receive Fixed
2.230% Quarterly, Pay Variable 2.350% (7
Day Interbank Repo) Quarterly, 1/10/29 3,882 2 — 2
5 Year Interest Rate Swap, Receive Fixed
2.244% Quarterly, Pay Variable 2.500% (7
Day Interbank Repo) Quarterly, 1/9/29 7,866 6 — 6
Total China (35)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive Fixed
4.060% Annually, Pay Variable 6.250% (6M
CZK PRIBOR) Semi-Annually, 7/20/28 8,787 16 — 16
5 Year Interest Rate Swap, Receive Fixed
4.120% Annually, Pay Variable 6.260% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 4,394 8 — 8
5 Year Interest Rate Swap, Receive Fixed
4.130% Annually, Pay Variable 6.260% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 1,794 3 — 3
Total Czech Republic 27
Foreign/Europe (0.1)%
2 Year Interest Rate Swap, Receive Fixed
2.934% Annually, Pay Variable 3.920% (6M
EURIBOR) Semi-Annually, 1/16/26 9,756 4 — 4
5 Year Interest Rate Swap, Receive Fixed
2.568% Annually, Pay Variable 3.920% (6M
EURIBOR) Semi-Annually, 1/16/29 4,671 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.606% Annually, Receive Variable 3.920%
(6M EURIBOR) Semi-Annually, 1/16/34 1,671 (7) — (7)
30 Year Interest Rate Swap, Pay Fixed
2.429% Annually, Receive Variable 3.920%
(6M EURIBOR) Semi-Annually, 1/16/54 949 (6) — (6)
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable 3.938%
(6M EURIBOR) Semi-Annually, 9/11/53 368 (35) — (35)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable 4.122%
(6M EURIBOR) Semi-Annually, 9/29/53 785 (113) — (113)
Total Foreign/Europe (148)
Mexico 0.0%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.501% (MXIBTIIE) 28 Days, 4/15/43 18,322 27 — 27
Total Mexico 27
New Zealand 0.0%
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.625% (3M NDBB) Quarterly, 2/21/25 1,340 8 — 8
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.625% (3M NDBB) Quarterly, 2/21/25 3,245 19 1 18
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.620% (3M NDBB) Quarterly, 2/28/25 1,958 16 — 16
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.620% (3M NDBB) Quarterly, 2/28/25 253 4 — 4
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.625% (3M NDBB) Quarterly, 2/28/25 2,314 20 — 20
Total New Zealand 66
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive Fixed
4.137% Annually, Pay Variable 5.188%
(GBP SONIA) Annually, 1/12/26 9,614 (32) — (32)
2 Year Interest Rate Swap, Receive Fixed
4.486% Annually, Pay Variable 5.188%
(GBP SONIA) Annually, 12/15/25 2,654 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.539% Annually, Receive Variable 5.188%
(GBP SONIA) Annually, 1/12/34 2,152 12 — 12
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 5.234%
(GBP SONIA) Annually, 9/27/51 215 135 — 135
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 5.229%
(GBP SONIA) Annually, 10/11/72 104 (16) — (16)
Total United Kingdom 107
United States (0.0)%
1 Year Interest Rate Swap, Receive Fixed
5.140% at Maturity, Pay Variable 5.310%
(SOFR) at Maturity, 6/3/24 20,202 (37) — (37)
2 Year Interest Rate Swap, Receive Fixed
4.142% Annually, Pay Variable 5.310%
(SOFR) Annually, 12/18/25 3,281 (6) — (6)
5 Year Interest Rate Swap, Receive Fixed
3.793% Annually, Pay Variable 5.310%
(SOFR) Annually, 1/25/29 8,517 62 — 62
10 Year Interest Rate Swap, Pay Fixed
3.576% Annually, Receive Variable 5.310%
(SOFR) Annually, 12/19/33 756 3 — 3
10 Year Interest Rate Swap, Pay Fixed
3.750% Annually, Receive Variable 5.272%
(SOFR) Annually, 3/7/33 2,350 4 — 4
30 Year Interest Rate Swap, Pay Fixed
3.652% Annually, Receive Variable 5.310%
(SOFR) Annually, 1/26/54 847 (22) — (22)
30 Year Interest Rate Swap, Pay Fixed
3.661% Annually, Receive Variable 5.310%
(SOFR) Annually, 1/26/54 2,167 (59) — (59)
Total United States (55)
Total Centrally Cleared Interest Rate Swaps (138)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 804 (11) — (11)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 98 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 (16) — (16)
Total Foreign/Europe (28)
United States (0.0)%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.420% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.423% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.425% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 246 — — —
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.443% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 266 — — —
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.450% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 246 — — —
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.452% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/19/33 2,985 1 — 1
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.470% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/20/33 3,065 (4) — (4)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 118 1 — 1
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 423 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 194 — — —
Total United States (1)
Total Centrally Cleared Zero-Coupon Inflation Swaps (29)
Total Centrally Cleared Swaps 211
Net payments (receipts) of variation margin to date (115)
Variation margin receivable (payable) on centrally cleared swaps $ 96
* Credit ratings as of January 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $33.

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/23/24 USD 294 EUR 268 $ 4
Bank of America 2/23/24 USD 242 SEK 2,517 —
Bank of America 3/8/24 MYR 454 USD 98 (2)
Bank of America 3/8/24 USD 947 MYR 4,381 16
Bank of America 4/12/24 HUF 78,205 USD 224 (5)
Bank of America 4/12/24 USD 1,673 MXN 28,647 28
Bank of America 4/12/24 USD 1,052 MXN 18,480 (9)
Bank of America 4/19/24 USD 373 AUD 569 (1)
Barclays Bank 2/2/24 INR 318,873 USD 3,838 1
Barclays Bank 2/2/24 MXN 21,957 USD 1,281 (5)
Barclays Bank 2/2/24 TRY 43,979 USD 1,444 2
Barclays Bank 2/2/24 USD 3,836 INR 318,873 (3)
Barclays Bank 2/2/24 ZAR 3,822 USD 202 2
Barclays Bank 2/23/24 EUR 203 USD 224 (4)
Barclays Bank 2/23/24 USD 574 EUR 531 —
Barclays Bank 2/23/24 USD 970 GBP 760 6
Barclays Bank 2/23/24 USD 1,382 GBP 1,108 (22)
Barclays Bank 3/4/24 AUD 930 JPY 89,919 (3)
Barclays Bank 3/4/24 INR 318,873 USD 3,832 2
Barclays Bank 3/4/24 USD 1,274 MXN 21,957 6
Barclays Bank 3/8/24 USD 400 PHP 22,201 5
Barclays Bank 3/15/24 USD 172 CNH 1,222 1
Barclays Bank 4/3/24 USD 242 TWD 7,433 2
Barclays Bank 4/9/24 TRY 16,127 USD 494 2
Barclays Bank 4/12/24 MXN 2,822 USD 165 (2)
Barclays Bank 4/19/24 USD 599 CHF 510 2
BNP Paribas 2/2/24 EUR 1,981 USD 2,171 (29)
BNP Paribas 2/2/24 JPY 136,290 USD 922 4
BNP Paribas 2/2/24 USD 4,239 JPY 626,552 (19)
BNP Paribas 2/9/24 CLP 694,534 USD 762 (16)
BNP Paribas 2/9/24 USD 152 CLP 135,932 6
BNP Paribas 2/23/24 EUR 544 USD 596 (7)
BNP Paribas 2/23/24 SEK 2,607 USD 256 (5)
BNP Paribas 2/23/24 USD 1,034 EUR 947 9
BNP Paribas 2/23/24 USD 17 GBP 14 —
BNP Paribas 3/4/24 JPY 626,552 USD 4,259 21
BNP Paribas 3/4/24 USD 927 JPY 136,290 (5)
BNP Paribas 3/8/24 USD 151 MYR 702 2
BNP Paribas 3/28/24 CZK 8,730 USD 387 (8)
BNP Paribas 3/28/24 HUF 145,470 USD 410 (3)
BNP Paribas 4/12/24 CZK 657 USD 29 (1)
BNP Paribas 4/12/24 MXN 2,029 USD 117 (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 4/19/24 NOK 1,913 USD 185 $ (3)
Canadian Imperial Bank
of Commerce 2/23/24 USD 1,058 EUR 970 9
Canadian Imperial Bank
of Commerce 3/15/24 USD 546 SGD 725 5
Canadian Imperial Bank
of Commerce 4/12/24 USD 526 MXN 9,195 (1)
Canadian Imperial Bank
of Commerce 4/19/24 CAD 166 USD 124 —
Canadian Imperial Bank
of Commerce 4/19/24 USD 210 CAD 281 —
Citibank 2/2/24 EUR 914 USD 1,004 (16)
Citibank 2/14/24 RSD 37,012 USD 343 (1)
Citibank 2/14/24 USD 338 RSD 37,012 (4)
Citibank 2/16/24 PLN 3,363 USD 832 8
Citibank 2/23/24 EUR 509 USD 559 (9)
Citibank 2/23/24 GBP 319 USD 402 1
Citibank 2/23/24 USD 305 CAD 420 (7)
Citibank 2/23/24 USD 301 GBP 240 (3)
Citibank 3/4/24 AUD 900 JPY 87,177 (4)
Citibank 4/5/24 USD 423 INR 35,296 —
Citibank 4/12/24 HUF 157,630 USD 451 (10)
Citibank 4/12/24 USD 396 HUF 138,611 8
Citibank 4/12/24 USD 175 ZAR 3,288 —
Citibank 4/18/24 ILS 2,295 USD 622 9
Citibank 4/18/24 USD 546 ILS 2,006 (6)
Citibank 5/17/24 USD 171 RSD 18,506 —
Citibank 5/17/24 USD 171 RSD 18,506 —
Deutsche Bank 2/2/24 GBP 1,335 USD 1,692 —
Deutsche Bank 2/2/24 NOK 19,055 USD 1,815 (3)
Deutsche Bank 2/2/24 USD 6,648 GBP 5,245 1
Deutsche Bank 2/2/24 USD 1,262 ZAR 23,584 3
Deutsche Bank 2/23/24 USD 545 EUR 504 —
Deutsche Bank 3/4/24 GBP 5,245 USD 6,650 (1)
Deutsche Bank 3/4/24 USD 1,692 GBP 1,335 —
Deutsche Bank 3/15/24 SGD 289 USD 218 (2)
Deutsche Bank 4/5/24 USD 1,072 INR 89,469 (2)
Deutsche Bank 4/12/24 ZAR 5,229 USD 274 4
Deutsche Bank 4/18/24 USD 296 ILS 1,116 (11)
Deutsche Bank 4/19/24 CHF 510 USD 605 (9)
Goldman Sachs 2/2/24 BRL 8,929 USD 1,811 (10)
Goldman Sachs 2/2/24 CAD 2,848 USD 2,133 (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 2/2/24 CHF 3,679 USD 4,331 $ (67)
Goldman Sachs 2/2/24 KRW 3,260,274 USD 2,476 (32)
Goldman Sachs 2/2/24 USD 1,803 BRL 8,929 1
Goldman Sachs 2/2/24 USD 5,403 CHF 4,600 71
Goldman Sachs 2/2/24 USD 1,222 KRW 1,630,137 1
Goldman Sachs 2/2/24 USD 1,219 KRW 1,630,137 (3)
Goldman Sachs 2/2/24 USD 5,078 NOK 52,304 104
Goldman Sachs 2/2/24 USD 1,144 SEK 11,683 21
Goldman Sachs 2/2/24 USD 627 SEK 6,552 (3)
Goldman Sachs 2/2/24 ZAR 48,183 USD 2,558 15
Goldman Sachs 2/9/24 USD 156 CLP 137,991 7
Goldman Sachs 2/23/24 EUR 1,139 USD 1,255 (23)
Goldman Sachs 2/23/24 GBP 294 USD 370 3
Goldman Sachs 2/23/24 SEK 5,594 USD 537 1
Goldman Sachs 2/23/24 USD 250 SEK 2,607 (1)
Goldman Sachs 3/4/24 BRL 2,737 USD 555 (4)
Goldman Sachs 3/4/24 USD 1,043 BRL 5,153 6
Goldman Sachs 3/5/24 KRW 1,630,137 USD 1,221 3
Goldman Sachs 4/3/24 USD 545 TWD 16,735 6
Goldman Sachs 4/5/24 USD 246 IDR 3,816,457 4
Goldman Sachs 4/12/24 HUF 213,165 USD 611 (14)
Goldman Sachs 4/12/24 MXN 5,842 USD 334 1
Goldman Sachs 4/18/24 USD 607 ILS 2,295 (24)
Goldman Sachs 4/19/24 NOK 1,910 USD 184 (3)
Goldman Sachs 4/19/24 USD 233 JPY 33,978 —
HSBC Bank 2/2/24 BRL 4,896 USD 993 (5)
HSBC Bank 2/2/24 CHF 1,051 USD 1,229 (11)
HSBC Bank 2/2/24 JPY 151,171 USD 1,024 3
HSBC Bank 2/2/24 NOK 28,092 USD 2,625 46
HSBC Bank 2/2/24 NZD 1,369 USD 860 (23)
HSBC Bank 2/2/24 USD 988 BRL 4,896 —
HSBC Bank 2/2/24 USD 2,891 CAD 3,900 (9)
HSBC Bank 2/2/24 USD 5,061 JPY 714,658 204
HSBC Bank 2/23/24 USD 575 EUR 527 5
HSBC Bank 3/4/24 USD 990 BRL 4,896 5
HSBC Bank 3/8/24 MYR 509 USD 110 (1)
HSBC Bank 3/8/24 THB 7,221 USD 207 (3)
HSBC Bank 3/8/24 USD 40 MYR 189 —
HSBC Bank 3/8/24 USD 60 MYR 285 —
HSBC Bank 3/8/24 USD 543 THB 18,973 7
HSBC Bank 3/15/24 USD 394 CNH 2,801 4
HSBC Bank 4/12/24 USD 1,047 HUF 370,795 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/12/24 USD 542 ZAR 10,445 $ (12)
HSBC Bank 4/12/24 ZAR 10,541 USD 551 8
JPMorgan Chase 2/2/24 BRL 13,825 USD 2,791 (1)
JPMorgan Chase 2/2/24 JPY 370,958 USD 2,507 14
JPMorgan Chase 2/2/24 MXN 28,043 USD 1,634 (5)
JPMorgan Chase 2/2/24 USD 2,814 BRL 13,825 24
JPMorgan Chase 2/16/24 PLN 438 USD 110 (1)
JPMorgan Chase 2/16/24 USD 716 PLN 2,903 (9)
JPMorgan Chase 2/23/24 CAD 420 USD 310 3
JPMorgan Chase 2/23/24 EUR 104 USD 114 (1)
JPMorgan Chase 2/23/24 GBP 361 USD 460 (2)
JPMorgan Chase 2/23/24 USD 604 EUR 555 4
JPMorgan Chase 3/4/24 BRL 739 USD 150 (1)
JPMorgan Chase 3/8/24 USD 278 MYR 1,289 4
JPMorgan Chase 3/8/24 USD 209 THB 7,153 7
JPMorgan Chase 3/15/24 SGD 726 USD 544 (2)
JPMorgan Chase 3/15/24 USD 1,050 CNH 7,467 8
JPMorgan Chase 3/15/24 USD 284 CNH 2,040 (1)
JPMorgan Chase 3/15/24 USD 219 SGD 290 2
JPMorgan Chase 4/12/24 CZK 2,549 USD 113 (2)
JPMorgan Chase 4/12/24 MXN 815 USD 47 (1)
JPMorgan Chase 4/12/24 USD 112 CZK 2,549 2
JPMorgan Chase 4/12/24 USD 261 MXN 4,523 2
JPMorgan Chase 4/12/24 USD 112 ZAR 2,121 (1)
JPMorgan Chase 4/19/24 AUD 575 USD 385 (6)
JPMorgan Chase 4/19/24 USD 356 AUD 542 (1)
Morgan Stanley 2/2/24 USD 2,828 CHF 2,439 1
Morgan Stanley 2/9/24 CLP 265,245 USD 306 (21)
Morgan Stanley 2/9/24 USD 602 CLP 532,175 30
Morgan Stanley 2/16/24 USD 291 PLN 1,180 (3)
Morgan Stanley 2/23/24 GBP 296 USD 375 —
Morgan Stanley 2/23/24 USD 617 EUR 562 8
Morgan Stanley 2/23/24 USD 1,357 GBP 1,091 (26)
Morgan Stanley 3/4/24 USD 149 BRL 739 —
Morgan Stanley 3/8/24 USD 442 COP 1,798,460 (17)
Morgan Stanley 4/3/24 USD 248 TWD 7,596 3
Morgan Stanley 4/12/24 MXN 4,077 USD 233 1
Morgan Stanley 4/12/24 USD 838 MXN 14,431 9
Morgan Stanley 4/12/24 USD 299 MXN 5,225 (1)
Morgan Stanley 4/12/24 ZAR 2,121 USD 113 —
NatWest Bank 2/2/24 GBP 6,750 USD 8,537 17
NatWest Bank 2/2/24 USD 1,688 GBP 1,335 (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 2/2/24 EUR 1,795 USD 1,950 $ (10)
RBC Dominion Securities 2/2/24 JPY 819,081 USD 5,623 (56)
RBC Dominion Securities 2/2/24 NZD 3,642 USD 2,239 (13)
RBC Dominion Securities 2/2/24 USD 2,206 AUD 3,318 29
RBC Dominion Securities 2/2/24 USD 4,838 CHF 4,205 (37)
RBC Dominion Securities 2/2/24 USD 5,187 EUR 4,690 118
RBC Dominion Securities 2/2/24 USD 936 JPY 136,290 9
RBC Dominion Securities 2/2/24 USD 2,833 MXN 50,000 (71)
RBC Dominion Securities 2/2/24 USD 3,076 SEK 32,093 (8)
RBC Dominion Securities 2/2/24 USD 643 ZAR 12,054 (1)
RBC Dominion Securities 2/23/24 EUR 254 USD 279 (4)
RBC Dominion Securities 2/23/24 GBP 440 USD 557 1
RBC Dominion Securities 3/4/24 USD 1,952 EUR 1,795 10
RBC Dominion Securities 3/8/24 USD 76 COP 299,244 —
RBC Dominion Securities 4/12/24 MXN 37,279 USD 2,170 (29)
RBC Dominion Securities 4/12/24 USD 1,372 MXN 23,729 10
RBC Dominion Securities 4/19/24 JPY 12,179 USD 83 —
Standard Chartered 2/2/24 CAD 5,912 USD 4,425 (28)
Standard Chartered 2/2/24 INR 318,873 USD 3,819 20
Standard Chartered 2/2/24 USD 3,687 CAD 4,860 72
Standard Chartered 2/2/24 USD 1,921 GBP 1,505 14
Standard Chartered 2/2/24 USD 3,838 INR 318,873 (1)
Standard Chartered 2/2/24 USD 631 NZD 1,015 10
Standard Chartered 2/23/24 EUR 500 USD 541 —
Standard Chartered 3/4/24 USD 4,427 CAD 5,912 27
Standard Chartered 3/8/24 MYR 2,553 USD 551 (9)
Standard Chartered 3/8/24 THB 18,905 USD 541 (6)
Standard Chartered 4/3/24 USD 607 TWD 18,670 5
Standard Chartered 4/19/24 USD 846 NZD 1,355 18
State Street 2/2/24 AUD 3,318 USD 2,186 (9)
State Street 2/2/24 CHF 6,514 USD 7,554 (3)
State Street 2/2/24 SEK 7,883 USD 758 —
State Street 2/2/24 USD 2,450 NZD 3,996 8
State Street 2/2/24 USD 1,447 TRY 43,979 1
State Street 2/2/24 USD 876 ZAR 16,367 2
State Street 2/23/24 EUR 618 USD 677 (9)
State Street 2/23/24 GBP 3 USD 4 —
State Street 2/23/24 USD 31 GBP 24 —
State Street 2/23/24 USD 253 GBP 201 (2)
State Street 3/4/24 NZD 3,996 USD 2,451 (8)
State Street 3/4/24 TRY 43,979 USD 1,404 (1)
State Street 3/4/24 USD 2,189 AUD 3,318 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 3/4/24 USD 7,578 CHF 6,514 $ 1
State Street 3/4/24 USD 759 SEK 7,883 —
State Street 3/4/24 ZAR 16,367 USD 874 (2)
State Street 3/8/24 COP 1,434,909 USD 360 6
State Street 4/12/24 MXN 2,920 USD 167 —
State Street 4/12/24 MXN 4,237 USD 246 (3)
State Street 4/19/24 JPY 16,656 USD 114 1
State Street 4/19/24 JPY 5,143 USD 36 (1)
UBS Investment Bank 2/2/24 NOK 5,157 USD 493 (2)
UBS Investment Bank 2/9/24 CLP 533,860 USD 579 (5)
UBS Investment Bank 2/9/24 USD 456 CLP 404,921 21
UBS Investment Bank 2/23/24 EUR 434 USD 473 (3)
UBS Investment Bank 2/23/24 SEK 2,517 USD 248 (6)
UBS Investment Bank 2/23/24 USD 3,702 EUR 3,393 32
UBS Investment Bank 2/23/24 USD 1,378 GBP 1,108 (26)
UBS Investment Bank 2/23/24 USD 517 SEK 5,594 (21)
UBS Investment Bank 3/4/24 AUD 930 JPY 90,434 (7)
UBS Investment Bank 3/4/24 USD 300 BRL 1,505 (3)
UBS Investment Bank 3/4/24 USD 493 NOK 5,157 3
UBS Investment Bank 3/8/24 USD 688 COP 2,859,557 (42)
UBS Investment Bank 3/8/24 USD 852 THB 29,828 8
UBS Investment Bank 3/15/24 USD 172 CNH 1,227 1
UBS Investment Bank 4/12/24 RON 1,696 USD 373 (5)
UBS Investment Bank 4/12/24 USD 244 HUF 87,106 —
UBS Investment Bank 4/12/24 USD 278 ZAR 5,325 (5)
Wells Fargo 2/2/24 SEK 42,445 USD 4,140 (61)
Wells Fargo 2/23/24 USD 653 EUR 600 3
Wells Fargo 4/5/24 INR 51,525 USD 619 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 175

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 9 CAC40 Index contracts 2/24 (746) $ (24)
Long, 17 Hang Seng Index contracts 2/24 1,688 (75)
Long, 150 OMX Swedish Index contracts 2/24 3,405 16
Long, 85 Commonwealth of Australia ten year bond
contracts 3/24 6,476 163
Long, 5 DAX Performance Index contracts 3/24 2,296 38
Short, 61 Euro BOBL contracts 3/24 (7,814) (61)
Long, 65 Euro BTP contracts 3/24 8,358 208
Short, 11 Euro BUND contracts 3/24 (1,615) (19)
Short, 5 Euro BUXL thirty year bond contracts 3/24 (743) (3)
Long, 80 Euro OAT contracts 3/24 11,272 201
Short, 172 Euro SCHATZ contracts 3/24 (19,739) (29)
Short, 93 Euro STOXX contracts 3/24 (4,689) (144)
Long, 24 FTSE 100 Index contracts 3/24 2,320 13
Long, 16 FTSE MIB Index contracts 3/24 2,674 50
Short, 95 Government of Canada ten year bond
contracts 3/24 (8,597) —
Long, 82 Mini ten year JGB contracts 3/24 8,151 (1)
Short, 100 MSCI EAFE Index contracts 3/24 (11,165) (320)
Short, 103 MSCI Emerging Markets Index contracts 3/24 (5,051) 76
Long, 7 Republic of South Korea ten year bond
contracts 3/24 596 4
Short, 29 S&P 500 E-mini Index Communication
Services Sector contracts 3/24 (2,893) (124)
Short, 17 S&P 500 E-mini Index Consumer
Discretionary Sector contracts 3/24 (2,953) 110
Long, 18 S&P 500 E-mini Index Consumer Staples
Sector contracts 3/24 1,329 6
Long, 25 S&P 500 E-mini Index Energy Sector
contracts 3/24 2,192 41
Long, 24 S&P 500 E-mini Index Financial Sector
contracts 3/24 2,881 96
Long, 19 S&P 500 E-mini Index Health Care Sector
contracts 3/24 2,707 43
Long, 19 S&P 500 E-mini Index Industrial Sector
contracts 3/24 2,173 38
Short, 15 S&P 500 E-mini Index Materials Sector
contracts 3/24 (1,315) 7
Long, 13 S&P 500 E-mini Index Real Estate Select
Sector contracts 3/24 610 5
Short, 38 S&P 500 E-mini Index Technology Sector
contracts 3/24 (7,617) (249)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 25 S&P 500 E-mini Index Utilities Sector
contracts 3/24 1,554 $ (70)
Short, 56 S&P/ASX 200 Index contracts 3/24 (7,020) (167)
Short, 6 S&P/TSX 60 Index contracts 3/24 (1,134) (2)
Short, 58 TOPIX Index contracts 3/24 (10,063) (140)
Long, 60 U.K. Gilt ten year contracts 3/24 7,601 175
Long, 30 U.S. Treasury Long Bond contracts 3/24 3,670 (16)
Long, 56 U.S. Treasury Notes five year contracts 3/24 6,070 38
Short, 179 U.S. Treasury Notes ten year contracts 3/24 (20,107) (261)
Short, 49 U.S. Treasury Notes two year contracts 3/24 (10,077) (34)
Short, 47 Ultra U.S. Treasury Bonds contracts 3/24 (6,073) (179)
Short, 26 Ultra U.S. Treasury Notes ten year contracts 3/24 (3,039) (26)
Net payments (receipts) of variation margin to date 494
Variation margin receivable (payable) on open futures contracts $ (122)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 1,298++
Totals $ —# $ — $ 1,298+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 107,256  ¤  ¤ $ 97,031
Total $ 97,031^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,298 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $97,031.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments
106
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of

T. ROWE PRICE Multi-Strategy Total Return Fund

foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 116,239 $ — $ 116,239
Bank Loans — 27,398 678 28,076
Common Stocks 41,942 12,646 175 54,763
Convertible Preferred Stocks — — 328 328
Preferred Stocks 517 737 — 1,254
Private Investment Company
2
— — — 64
Short-Term Investments 93,936 — — 93,936
Securities Lending Collateral 3,095 — — 3,095
Options Purchased 1 282 — 283
Total Securities 139,491 157,302 1,181 298,038
Swaps* — 5,643 — 5,643
Forward Currency Exchange
Contracts — 1,283 — 1,283
Futures Contracts* 1,328 — — 1,328
Total $ 140,819 $ 164,228 $ 1,181 $ 306,292
Liabilities
Options Written $ — $ 666 $ — $ 666
Swaps* — 5,654 — 5,654
Forward Currency Exchange
Contracts — 1,108 — 1,108
Futures Contracts* 1,944 — — 1,944
Total $ 1,944 $ 7,428 $ — $ 9,372
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1112-054Q1 01/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.